UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05634

Morgan Stanley Global Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	July 31, 2012

Date of reporting period:	Juley 31, 2012

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company, Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution Inc., member FINRA.

© 2012 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Global Strategist Fund

Annual Report

July 31, 2012

SRTANN
IU12-01966P-Y07/12

Morgan Stanley Global Strategist Fund

Table of Contents

Welcome Shareholder	3

Fund Report	4

Performance Summary	8

Expense Example	10

Investment Advisory Agreement Approval	11

Portfolio of Investments	14

Statement of Assets and Liabilities	58

Statement of Operations	59

Statements of Changes in Net Assets	60

Notes to Financial Statements	61

Financial Highlights	79

Report of Independent Registered Public Accounting Firm	83

U.S. Privacy Policy	84

Trustee and Officer Information	89

Welcome Shareholder,

We are pleased to provide this annual report, in which you will learn how your investment in Morgan Stanley Global Strategist Fund performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended July 31, 2012

Total Return for the 12 Months Ended July 31, 2012
Class A	Class B	Class C	Class I	MSCI All Country World Index[1]	Barclays Capital U.S. Government/ Credit Index[2]	Lipper Global Flexible Portfolio Funds Index[3]
–0.88%	–1.61%	–1.55%	–0.63%	–3.64%	8.45%	–2.04%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Equity and fixed income market participants faced an inordinate number of macroeconomic risks during the past 12 months, any one of which held the potential to turn global economic growth into recession. The European debt crisis, the sharp drop in Chinese industrial production and commodity demand, uncertainty over the direction of U.S. fiscal and monetary policies, and finally, moderation in corporate profit growth around the world were all areas of intense investor focus. Meanwhile, the broader global deleveraging cycle, which entered its fourth year, showed few signs of abating — although market forces, especially in Europe, began to force policy makers to act, in an effort to develop options to "ring-fence" the eurozone periphery.

Global equities sold off sharply with the Morgan Stanley Capital International All Country World Index (the "Index") falling 21 percent from the first week of July to the first week of October 2011 (which would in fact mark the low for global equities for the period). The lack of a credible eurozone plan to stem the crisis in Greece signaled a more acute risk for Spain and Italy, as well as European banks across the continent. In a now familiar pattern, Greek, Spanish and Italian bonds and equity markets sold off, while investors sought the relative safety of the globe's most risk-averse investments.

From the October lows through the spring of 2012, global equities worked their way higher, in a choppy, low-conviction pattern of performance. While the Index did post a return of approximately 18 percent from October 4, 2011 to July 31, 2012, investors were forced to absorb two 10-plus percent corrections along the way.

Bond markets were similarly impacted by the global backdrop, as the "safest" sectors of fixed income (U.S. Treasuries, German bunds) rallied, while the bonds of weaker countries or corporate issuers perceived to be at risk suffered significant corrections. U.S. investors, eager to capture premium dividend yields, poured cash into both municipal bonds and high-yield credits. In general terms, broad fixed income indices rallied during the year, only showing signs of excessive "crowding-in" behavior or "over-bought" conditions during equity rallies (namely, in October 2011 and March 2012).

Performance Analysis

All share classes of Morgan Stanley Global Strategist Fund outperformed the MSCI All Country World Index (the "Index") and the Lipper Global Flexible Portfolio

Funds Index, and underperformed the Barclays Capital U.S. Government/Credit Index for the 12 months ended July 31, 2012, assuming no deduction of applicable sales charges.

The Fund's outperformance versus the all-equity Index can be attributed to asset allocation and tactical trades, as fixed income and cash holdings helped insulate the Fund from the broad equity market's more significant drawdowns, while positions in U.S. housing stocks (long) and iron ore, copper and luxury goods retailers (all short positions managed through swaps) also contributed to incremental returns. We believe that the Fund's outperformance versus the Lipper Global Flexible Portfolio Funds Index can be attributed to a slightly lower overall exposure to global equities, a slightly higher exposure to cash and the tactical trades cited above during the year, based on our analysis of average asset class exposures for peer funds throughout the year.

During the year, the Fund's asset allocation ranged from 59 to 63 percent in global equities, 27 to 31 percent in global fixed income, 2 to 4 percent in commodities, and 1 to 5 percent in cash. The Fund's asset allocation on July 31, 2012, which includes cash securities exposures, derivative instruments, and duration-adjusted fixed income values, stood at 64.1 percent global equities, 25.9 percent global fixed income, 2.5 percent diversified commodities and 7.5 percent cash (which includes both a strategic cash allocation of 5.2 percent and derivative collateral of 2.3 percent).

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 07/31/12
Deutsche Bank AG, Series 0003	2.7%
Japan Government Thirty Year Bond	1.5
U.S. Treasury Bond	1.4
U.S. Treasury Notes	1.4
French Treasury Note BTAN	1.3
Canadian Government Bond	1.2
U.S. Treasury Notes	1.2
Bundesobligation	1.2
Japan Government Ten Year Bond	1.1
United Kingdom Gilt	1.1
PORTFOLIO COMPOSITION+ as of 07/31/12
Common Stocks	45.8%
Sovereign	20.1
Corporate Bonds	9.6
Short-Term Investments	9.3
U.S. Treasury Securities	5.5
Agency Fixed Rate Mortgages	4.9
Commodity Linked Security	2.7
Investment Companies	0.8
Asset-Backed Securities	0.6
Commercial Mortgage Backed Securities	0.3
Mortgages — Other	0.2
Municipal Bonds	0.2
Rights	0.0 ++

+  Does not include open long/short futures contracts with an underlying face amount of $226,035,053 with net unrealized appreciation of $1,336,260. Also does not include open swap agreements with net unrealized appreciation of $1,134,352 and open foreign currency exchange contracts with net unrealized depreciation of $49,784.

++  Amount is less than 0.05%.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings are as a percentage of net assets and portfolio composition are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund's Adviser, Morgan Stanley Investment Management Inc., seeks to achieve the Fund's investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, real estate investment trusts ("REITs"), and rights and warrants to purchase equity securities. Fixed income securities may include mortgage-related or mortgage-backed securities, floating rate securities, inflation-linked fixed income securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies, or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Performance of a $10,000 Investment—Class B

Average Annual Total Returns—Period Ended July 31, 2012 (unaudited)
Symbol	Class A Shares* (since 07/28/97) SRTAX		Class B Shares** (since 10/31/88) SRTBX		Class C Shares† (since 07/28/97) SRTCX		Class I Shares†† (since 07/28/97) SRTDX
1 Year	–0.88 –6.11 [5]	%[4]	–1.61 –6.19 [5]	%[4]	–1.55 –2.47 [5]	%[4]	–0.63 —%[4]
5 Years	1.38 [4] 0.29 [5]		0.62 [4] 0.33 [5]		0.64 [4] 0.64 [5]		1.63 [4] —
10 Years	6.49 [4] 5.92 [5]		5.85 [4] 5.85 [5]		5.69 [4] 5.69 [5]		6.74 [4] —
Since Inception	5.16 [4] 4.79 [5]		8.08 [4] 8.08 [5]		4.37 [4] 4.37 [5]		5.41 [4] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends.The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Global Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Flexible Portfolio Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on July 31, 2012.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/12 – 07/31/12.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	02/01/12	07/31/12	02/01/12 – 07/31/12
Class A
Actual (1.80% return)	$1,000.00	$1,018.00	$5.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.54	$5.37
Class B
Actual (1.45% return)	$1,000.00	$1,014.50	$9.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.81	$9.12
Class C
Actual (1.41% return)	$1,000.00	$1,014.10	$8.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.11	$8.82
Class I
Actual (1.93% return)	$1,000.00	$1,019.30	$4.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.79	$4.12

  @  Expenses are equal to the Fund's annualized expense ratios of 1.07%, 1.82%, 1.76% and 0.82% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.08%, 1.83%, 1.77% and 0.83% for Class A, Class B, Class C and Class I shares, respectively.

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Fund's management fee, total expense ratio and performance were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012

NUMBER OF SHARES		VALUE
	Common Stocks (46.1%)
	Australia (2.4%)
	Air Freight & Logistics
9,328	Toll Holdings Ltd.	$39,407
	Beverages
7,069	Coca-Cola Amatil Ltd.	103,483
11,468	Treasury Wine Estates Ltd.	53,269
		156,752
	Biotechnology
6,876	CSL Ltd.	308,550
	Capital Markets
4,098	Macquarie Group Ltd.	107,579
	Chemicals
6,321	DuluxGroup Ltd.	20,460
20,816	Incitec Pivot Ltd.	68,033
5,073	Orica Ltd.	132,694
		221,187
	Commercial Banks
35,934	Australia & New Zealand Banking Group Ltd.	888,942
17,491	Commonwealth Bank of Australia	1,057,476
30,317	National Australia Bank Ltd.	795,867
34,431	Westpac Banking Corp.	839,458
		3,581,743
	Commercial Services & Supplies
17,604	Brambles Ltd.	115,255
	Construction & Engineering
2,027	Leighton Holdings Ltd.	36,447
	Containers & Packaging
15,296	Amcor Ltd.	121,202
	Diversified Financial Services
2,386	ASX Ltd.	78,282

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
60,099	Telstra Corp, Ltd.	$252,632
	Energy Equipment & Services
2,456	WorleyParsons Ltd.	67,339
	Food & Staples Retailing
12,676	Wesfarmers Ltd.	434,139
2,388	Wesfarmers Ltd. (PPS)	85,149
15,531	Woolworths Ltd.	466,306
		985,594
	Health Care Equipment & Supplies
773	Cochlear Ltd.	53,566
	Health Care Providers & Services
4,764	Sonic Healthcare Ltd.	63,332
	Hotels, Restaurants & Leisure
8,910	Crown Ltd.	79,122
10,695	Echo Entertainment Group Ltd.	46,981
9,646	TABCORP Holdings Ltd.	32,945
		159,048
	Information Technology Services
6,506	Computershare Ltd.	52,441
	Insurance
43,381	AMP Ltd.	182,812
30,701	Insurance Australia Group Ltd.	121,634
18,269	QBE Insurance Group Ltd.	269,553
15,816	Suncorp Group Ltd.	141,113
		715,112

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Media
39,248	Fairfax Media Ltd.	$21,654
	Metals & Mining
44,558	Alumina Ltd.	31,842
17,194	Arrium Ltd.	13,010
40,502	BHP Billiton Ltd.	1,359,054
26,754	BlueScope Steel Ltd. (a)	7,451
16,804	Fortescue Metals Group Ltd.	72,933
5,772	Newcrest Mining Ltd.	142,546
5,339	Rio Tinto Ltd.	298,492
		1,925,328
	Multi-Utilities
5,838	AGL Energy Ltd.	96,322
	Oil, Gas & Consumable Fuels
13,338	Origin Energy Ltd.	165,540
11,359	Santos Ltd.	128,325
7,458	Woodside Petroleum Ltd.	264,519
		558,384
	Real Estate Investment Trusts (REITs)
65,324	Dexus Property Group REIT (Stapled Securities) (b)	67,963
16,130	Goodman Group REIT (Stapled Securities) (b)	63,736
26,937	GPT Group REIT (Stapled Securities) (b)	97,097
38,679	Mirvac Group REIT (Stapled Securities) (b)(c)	55,687
28,561	Stockland REIT (Stapled Securities) (b)(c)	100,549

NUMBER OF SHARES		VALUE
25,964	Westfield Group REIT (Stapled Securities) (b)(c)	$272,856
25,951	Westfield Retail Trust REIT	83,179
		741,067
	Road & Rail
12,104	Asciano Ltd.	55,205
	Transportation Infrastructure
16,094	Transurban Group (Stapled Securities) (b)	103,509
	Total Australia	10,616,937
	Austria (0.0%)
	Metals & Mining
1,329	Voestalpine AG	36,220
	Real Estate Management & Development
3,664	Immofinanz AG (a)	11,996
	Total Austria	48,216
	Belgium (0.2%)
	Beverages
7,130	Anheuser-Busch InBev N.V.	562,948
	Chemicals
1,567	Umicore SA	69,506
	Commercial Banks
3,024	KBC Groep N.V.	63,401
	Diversified Financial Services
1,540	Groupe Bruxelles Lambert SA	100,899

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
905	Colruyt SA	$41,133
3,434	Delhaize Group SA	122,974
		164,107
	Insurance
30,051	Ageas	59,936
	Total Belgium	1,020,797
	Canada (2.9%)
	Aerospace & Defense
19,400	Bombardier, Inc.	69,835
	Auto Components
3,400	Magna International, Inc.	136,292
	Capital Markets
2,800	IGM Financial, Inc.	109,699
	Chemicals
2,200	Agrium, Inc.	209,262
11,400	Potash Corp. of Saskatchewan, Inc.	504,721
		713,983
	Commercial Banks
7,100	Bank of Montreal	406,665
12,400	Bank of Nova Scotia	647,295
5,200	Canadian Imperial Bank of Commerce	380,336
2,100	National Bank of Canada	156,382
17,100	Royal Bank of Canada	876,101
11,300	Toronto-Dominion Bank (The)	889,262
		3,356,041
	Communications Equipment
6,300	Research In Motion Ltd. (a)	45,105
	Construction & Engineering
2,800	SNC-Lavalin Group, Inc.	110,453

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
7,200	BCE, Inc.	$306,423
	Electric Utilities
2,000	Fortis, Inc.	66,889
	Food & Staples Retailing
3,500	Shoppers Drug Mart Corp.	144,314
	Hotels, Restaurants & Leisure
4,300	Tim Hortons, Inc.	228,667
	Independent Power Producers & Energy Traders
3,400	TransAlta Corp.	53,059
	Insurance
300	Fairfax Financial Holdings Ltd.	112,928
6,200	Great-West Lifeco, Inc.	134,034
1,900	Intact Financial Corp.	122,202
24,700	Manulife Financial Corp.	265,263
5,500	Power Corp. of Canada	126,360
5,200	Power Financial Corp.	128,178
8,000	Sun Life Financial, Inc.	173,745
		1,062,710
	Media
5,200	Shaw Communications, Inc.	101,475
5,100	Thomson Reuters Corp.	144,632
		246,107
	Metals & Mining
2,300	Agnico-Eagle Mines Ltd.	100,935
13,100	Barrick Gold Corp.	431,202
7,400	Eldorado Gold Corp.	80,062

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
7,000	First Quantum Minerals Ltd.	$127,108
9,800	Goldcorp, Inc.	353,752
11,900	Kinross Gold Corp.	98,889
4,800	Silver Wheaton Corp.	132,295
6,500	Teck Resources Ltd.	182,325
10,100	Yamana Gold, Inc.	149,760
		1,656,328
	Oil, Gas & Consumable Fuels
5,600	Cameco Corp.	117,266
14,400	Canadian Natural Resources Ltd.	392,721
3,500	Canadian Oil Sands Ltd.	70,429
10,000	Cenovus Energy, Inc.	305,629
2,700	Crescent Point Energy Corp.	107,316
11,600	Enbridge, Inc.	474,595
10,500	Encana Corp.	233,903
3,600	Husky Energy, Inc.	89,421
3,500	Imperial Oil Ltd.	149,933
8,200	Nexen, Inc.	208,342
5,700	Penn West Petroleum Ltd.	77,754
1,400	Petrobank Energy & Resources Ltd. (a)	16,264
859	Petrominerales Ltd.	7,949
19,800	Suncor Energy, Inc.	605,343
14,200	Talisman Energy, Inc.	175,580
8,800	TransCanada Corp.	400,754
		3,433,199
	Real Estate Management & Development
7,500	Brookfield Asset Management, Inc., Class A	254,425
5,800	Brookfield Office Properties, Inc.	99,187
		353,612

NUMBER OF SHARES		VALUE
	Road & Rail
6,100	Canadian National Railway Co.	$538,134
2,300	Canadian Pacific Railway Ltd.	186,940
		725,074
	Wireless Telecommunication Services
5,400	Rogers Communications, Inc.	211,671
	Total Canada	13,029,461
	Chile (0.0%)
	Metals & Mining
2,716	Antofagasta PLC	45,649
	China (1.4%)
	Insurance
67,200	AIA Group Ltd. (d)	236,140
	Real Estate Management & Development
241,263	Agile Property Holdings Ltd. (d)	287,162
569,915	China Overseas Land & Investment Ltd. (d)	1,347,859
408,070	China Resources Land Ltd. (d)	828,275
1,205,674	Country Garden Holdings Co., Ltd. (a)(d)	457,101
1,042,249	Evergrande Real Estate Group Ltd. (d)	486,536
628,045	Franshion Properties China Ltd. (d)	194,373
112,043	Greentown China Holdings Ltd. (d)	118,332
226,837	Guangzhou R&F Properties Co., Ltd., H Shares (d)	289,298

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
213,784	KWG Property Holding Ltd. (d)	$118,544
359,721	Longfor Properties Co., Ltd. (d)	530,673
251,479	Poly Hong Kong Investments Ltd. (a)(d)	131,987
1,567,701	Renhe Commercial Holdings Co., Ltd. (a)(d)	64,692
243,052	Shimao Property Holdings Ltd. (d)	349,156
405,126	Shui On Land Ltd. (d)	167,176
395,682	Sino-Ocean Land Holdings Ltd. (d)	193,384
363,620	Soho China Ltd. (d)	270,557
646,106	Yuexiu Property Co., Ltd. (d)	146,640
		5,981,745
	Total China	6,217,885
	Denmark (0.2%)
	Chemicals
2,530	Novozymes A/S, Series B	62,454
	Commercial Banks
5,744	Danske Bank A/S (a)	85,474
	Electrical Equipment
3,486	Vestas Wind Systems A/S (a)	16,692
	Marine
5	AP Moller - Maersk A/S	32,952
10	AP Moller - Maersk A/S, Series B	69,377
		102,329
	Pharmaceuticals
3,710	Novo Nordisk A/S, Series B	573,232

NUMBER OF SHARES		VALUE
	Road & Rail
3,265	DSV A/S	$70,124
	Total Denmark	910,305
	Finland (0.1%)
	Auto Components
1,401	Nokian Renkaat Oyj	56,006
	Communications Equipment
36,768	Nokia Oyj	88,217
	Electric Utilities
6,439	Fortum Oyj	107,905
	Insurance
3,785	Sampo Oyj, Class A	100,593
	Machinery
2,681	Kone Oyj, Class B	166,584
	Paper & Forest Products
12,324	UPM-Kymmene Oyj	132,225
	Total Finland	651,530
	France (1.9%)
	Aerospace & Defense
1,262	Thales SA	39,572
	Auto Components
1,960	Cie Generale des Etablissements Michelin, Class B	133,650
	Automobiles
1,221	Peugeot SA (a)	9,514
1,898	Renault SA	83,113
		92,627
	Beverages
1,960	Pernod-Ricard SA	211,038
	Building Products
2,371	Cie de St-Gobain	71,648
	Chemicals
2,949	Air Liquide SA	330,116

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Commercial Banks
10,548	BNP Paribas SA	$391,554
8,087	Credit Agricole SA (a)	34,736
7,308	Societe Generale SA (a)	161,942
		588,232
	Commercial Services & Supplies
1,823	Edenred	48,158
	Communications Equipment
32,733	Alcatel-Lucent (a)	36,247
	Construction & Engineering
2,699	Bouygues SA	68,160
5,057	Vinci SA	214,975
		283,135
	Construction Materials
4,727	Lafarge SA	217,697
	Diversified Telecommunication Services
20,519	France Telecom SA	274,935
17,156	Vivendi SA	326,341
		601,276
	Electric Utilities
3,256	Electricite de France SA	67,584
	Electrical Equipment
4,351	Alstom SA	144,758
	Energy Equipment & Services
1,748	Cie Generale de Geophysique- Veritas (a)	50,359
986	Technip SA	103,945
		154,304
	Food & Staples Retailing
5,854	Carrefour SA	105,052

NUMBER OF SHARES		VALUE
	Food Products
7,049	Danone SA	$429,144
	Health Care Equipment & Supplies
1,615	Cie Generale d'Optique Essilor International SA	140,766
	Hotels, Restaurants & Leisure
1,422	Accor SA	47,354
1,292	Sodexo	97,654
		145,008
	Information Technology Services
1,918	Cap Gemini SA	70,231
	Insurance
17,841	AXA SA	218,418
	Machinery
2,554	Vallourec SA	106,089
	Media
799	Eutelsat Communications SA	24,164
651	JCDecaux SA	13,176
1,047	Publicis Groupe SA	51,665
2,416	SES SA	58,175
1,176	Societe Television Francaise 1	9,929
		157,109
	Multi-Utilities
12,930	GDF Suez	289,306
4,193	Suez Environnement Co.	46,107
5,613	Veolia Environnement SA	63,365
		398,778
	Multi-line Retail
1,434	PPR	215,256

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Oil, Gas & Consumable Fuels
22,144	Total SA	$1,024,585
	Personal Products
2,543	L'Oreal SA	305,444
	Pharmaceuticals
12,246	Sanofi	1,001,535
	Professional Services
581	Bureau Veritas SA	51,384
	Real Estate Investment Trusts (REITs)
86	ICADE REIT	6,599
1,708	Unibail-Rodamco SE REIT	328,678
		335,277
	Textiles, Apparel & Luxury Goods
750	Christian Dior SA	103,861
2,427	LVMH Moet Hennessy Louis Vuitton SA	365,957
		469,818
	Transportation Infrastructure
480	Aeroports de Paris (ADP)	37,254
7,563	Groupe Eurotunnel SA	53,879
		91,133
	Total France	8,285,069
	Germany (1.9%)
	Air Freight & Logistics
6,209	Deutsche Post AG (Registered)	111,843
	Airlines
4,169	Deutsche Lufthansa AG (Registered)	52,578
	Auto Components
611	Continental AG	55,466

NUMBER OF SHARES		VALUE
	Automobiles
3,519	Bayerische Motoren Werke AG	$263,120
7,768	Daimler AG (Registered)	389,096
898	Porsche Automobil Holding SE (Preference)	46,428
372	Volkswagen AG	59,411
1,855	Volkswagen AG (Preference)	317,252
		1,075,307
	Chemicals
13,289	BASF SE	972,545
1,526	K+S AG (Registered)	75,507
1,060	Lanxess AG	73,689
1,655	Linde AG	246,495
		1,368,236
	Commercial Banks
49,404	Commerzbank AG (a)	77,017
11,735	Deutsche Bank AG (Registered)	359,163
		436,180
	Diversified Financial Services
1,392	Deutsche Boerse AG	69,305
	Diversified Telecommunication Services
33,454	Deutsche Telekom AG (Registered)	377,742
	Electric Utilities
20,521	E.ON AG	438,071
	Food & Staples Retailing
1,362	Metro AG	37,546
	Food Products
526	Suedzucker AG	18,160

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Health Care Providers & Services
1,940	Fresenius Medical Care AG & Co. KGaA	$140,951
1,321	Fresenius SE & Co. KGaA	141,081
		282,032
	Hotels, Restaurants & Leisure
1,926	TUI AG (a)	12,463
	Household Products
1,808	Henkel AG & Co. KGaA	107,024
2,044	Henkel AG & Co. KGaA (Preference)	147,124
		254,148
	Industrial Conglomerates
9,791	Siemens AG (Registered)	832,437
	Insurance
5,186	Allianz SE (Registered)	517,423
2,202	Muenchener Rueckversicherungs AG (Registered)	313,200
		830,623
	Life Sciences Tools & Services
3,223	QIAGEN N.V. (a)	57,481
	Media
300	Axel Springer AG	13,429
474	Kabel Deutschland Holding AG (a)	29,749
686	ProSiebenSat.1 Media AG	14,433
		57,611
	Metals & Mining
6,637	ThyssenKrupp AG	122,247

NUMBER OF SHARES		VALUE
	Multi-Utilities
4,297	RWE AG	$169,185
	Personal Products
1,091	Beiersdorf AG	72,380
	Pharmaceuticals
8,620	Bayer AG (Registered)	656,620
672	Merck KGaA	67,701
		724,321
	Semiconductors & Semiconductor Equipment
12,761	Infineon Technologies AG	93,092
	Software
11,826	SAP AG	754,600
	Specialty Retail
8,221	Esprit Holdings Ltd. (d)	9,997
	Textiles, Apparel & Luxury Goods
2,170	Adidas AG	163,162
	Transportation Infrastructure
344	Fraport AG Frankfurt Airport Services Worldwide	19,544
	Total Germany	8,495,757
	Greece (0.0%)
	Commercial Banks
14,355	National Bank of Greece SA (a)	22,431
	Hong Kong (0.5%)
	Commercial Banks
15,965	Bank of East Asia Ltd.	55,689
36,500	BOC Hong Kong Holdings Ltd.	112,258
11,500	Hang Seng Bank Ltd.	160,013
		327,960

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Diversified Financial Services
10,139	Hong Kong Exchanges and Clearing Ltd.	$136,238
	Electric Utilities
19,000	CLP Holdings Ltd.	164,158
14,500	Power Assets Holdings Ltd.	114,060
		278,218
	Gas Utilities
43,560	Hong Kong & China Gas Co., Ltd.	100,886
	Hotels, Restaurants & Leisure
28,400	Sands China Ltd.	84,050
	Industrial Conglomerates
21,000	Hutchison Whampoa Ltd.	189,292
	Real Estate Investment Trusts (REITs)
19,851	Link REIT (The)	87,035
	Real Estate Management & Development
14,000	Cheung Kong Holdings Ltd.	184,327
8,000	Hang Lung Group Ltd.	51,891
22,000	Hang Lung Properties Ltd.	78,301
11,419	Henderson Land Development Co., Ltd.	66,558
7,000	Kerry Properties Ltd.	32,180
27,633	New World Development Co., Ltd.	35,384
20,687	Sino Land Co., Ltd.	35,427
13,436	Sun Hung Kai Properties Ltd.	167,978

NUMBER OF SHARES		VALUE
6,500	Swire Pacific Ltd., Class A	$77,995
4,550	Swire Properties Ltd.	13,583
13,200	Wharf Holdings Ltd.	76,599
10,000	Wheelock & Co., Ltd.	39,267
		859,490
	Road & Rail
15,242	MTR Corp., Ltd.	53,265
	Total Hong Kong	2,116,434
	India (0.0%)
	Oil, Gas & Consumable Fuels
6,451	Cairn Energy PLC (a)	29,018
	Italy (0.5%)
	Aerospace & Defense
4,799	Finmeccanica SpA (a)	17,596
	Automobiles
8,670	Fiat SpA (a)	42,670
	Commercial Banks
120,612	Intesa Sanpaolo SpA	153,298
17,827	UniCredit SpA (a)	60,715
		214,013
	Diversified Telecommunication Services
269,442	Telecom Italia SpA	205,372
	Electric Utilities
82,927	Enel SpA	237,330
	Energy Equipment & Services
2,576	Saipem SpA	119,015
	Gas Utilities
45,529	Snam SpA	183,182
	Insurance
20,105	Assicurazioni Generali SpA	253,061

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Machinery
5,967	Fiat Industrial SpA	$58,734
	Oil, Gas & Consumable Fuels
31,745	ENI SpA	657,754
	Textiles, Apparel & Luxury Goods
1,567	Luxottica Group SpA	54,081
	Transportation Infrastructure
4,381	Atlantia SpA	57,677
	Total Italy	2,100,485
	Japan (5.2%)
	Air Freight & Logistics
8,600	Yamato Holdings Co., Ltd.	141,673
	Auto Components
3,700	Aisin Seiki Co., Ltd.	113,901
8,600	Bridgestone Corp.	196,052
8,100	Denso Corp.	261,170
3,600	Toyota Industries Corp.	96,814
		667,937
	Automobiles
19,795	Honda Motor Co., Ltd. ADR	623,542
24,000	Mazda Motor Corp. (a)	29,184
93,000	Mitsubishi Motors Corp. (a)	89,280
31,800	Nissan Motor Co., Ltd.	302,838
5,600	Suzuki Motor Corp.	103,291
36,500	Toyota Motor Corp.	1,410,944
		2,559,079
	Beverages
4,800	Asahi Group Holdings Ltd.	108,257
13,000	Kirin Holdings Co., Ltd.	148,429
		256,686

NUMBER OF SHARES		VALUE
	Building Products
15,000	Asahi Glass Co., Ltd.	$88,896
3,500	Daikin Industries Ltd.	96,051
5,100	LIXIL Group Corp.	107,386
		292,333
	Capital Markets
31,000	Daiwa Securities Group, Inc.	117,056
46,800	Nomura Holdings, Inc.	166,533
		283,589
	Chemicals
25,000	Asahi Kasei Corp.	133,760
3,000	JSR Corp.	53,376
5,000	Kuraray Co., Ltd.	59,008
20,000	Mitsubishi Chemical Holdings Corp.	85,248
2,200	Nitto Denko Corp.	95,603
4,100	Shin-Etsu Chemical Co., Ltd.	208,871
22,000	Sumitomo Chemical Co., Ltd.	61,670
25,000	Toray Industries, Inc.	157,760
		855,296
	Commercial Banks
22,000	Bank of Yokohama Ltd. (The)	100,249
14,000	Chiba Bank Ltd. (The)	82,074
184,800	Mizuho Financial Group, Inc.	305,142
7,600	Resona Holdings, Inc.	31,227
12,000	Shizuoka Bank Ltd. (The)	121,344
17,300	Sumitomo Mitsui Financial Group, Inc.	550,943
37,000	Sumitomo Mitsui Trust Holdings, Inc.	107,033
		1,298,012

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Commercial Services & Supplies
11,000	Dai Nippon Printing Co., Ltd.	$84,339
2,800	Secom Co., Ltd.	130,458
11,000	Toppan Printing Co., Ltd.	68,710
		283,507
	Computers & Peripherals
25,000	Fujitsu Ltd.	99,200
55,000	Toshiba Corp.	184,448
		283,648
	Construction & Engineering
3,000	JGC Corp.	92,698
	Diversified Financial Services
1,380	ORIX Corp.	131,950
	Diversified Telecommunication Services
7,600	Nippon Telegraph & Telephone Corp.	353,613
	Electric Utilities
7,400	Chubu Electric Power Co., Inc. (a)	79,280
3,700	Chugoku Electric Power Co., Inc. (The)	47,360
4,200	Hokkaido Electric Power Co., Inc.	38,761
3,900	Hokuriku Electric Power Co.	39,886
6,200	Kansai Electric Power Co., Inc. (The)	46,664
3,900	Kyushu Electric Power Co., Inc.	30,601
5,500	Shikoku Electric Power Co., Inc.	84,973

NUMBER OF SHARES		VALUE
6,600	Tohoku Electric Power Co., Inc. (a)	$42,747
13,700	Tokyo Electric Power Co., Inc. (The) (a)	22,972
		433,244
	Electrical Equipment
26,000	Mitsubishi Electric Corp.	208,000
1,400	Nidec Corp.	110,925
22,700	Sumitomo Electric Industries Ltd.	270,221
		589,146
	Electronic Equipment, Instruments & Components
7,400	FUJIFILM Holdings Corp.	133,555
63,000	Hitachi Ltd.	374,976
5,000	Hoya Corp.	111,744
2,000	Ibiden Co., Ltd.	32,870
600	Keyence Corp.	150,605
2,000	Kyocera Corp.	160,000
2,800	Murata Manufacturing Co., Ltd.	140,672
6,000	Nippon Electric Glass Co., Ltd.	31,949
2,800	Omron Corp.	56,412
1,400	TDK Corp.	53,760
		1,246,543
	Food & Staples Retailing
11,100	Aeon Co., Ltd.	134,124
10,800	Seven & I Holdings Co., Ltd.	343,526
		477,650
	Food Products
15,000	Ajinomoto Co., Inc.	213,120
	Gas Utilities
38,000	Osaka Gas Co., Ltd.	156,134

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
34,000	Tokyo Gas Co., Ltd.	$175,821
		331,955
	Health Care Equipment & Supplies
3,500	Olympus Corp. (a)	66,304
2,900	Terumo Corp.	119,526
		185,830
	Household Durables
24,200	Panasonic Corp.	169,129
12,000	Sekisui House Ltd.	115,507
15,000	Sharp Corp.	51,840
13,035	Sony Corp. ADR	158,375
		494,851
	Household Products
2,400	Unicharm Corp.	132,403
	Independent Power Producers & Energy Traders
2,700	Electric Power Development Co., Ltd.	63,763
	Industrial Conglomerates
31,000	Hankyu Hanshin Holdings, Inc.	166,656
	Information Technology Services
30	NTT Data Corp.	91,392
	Insurance
5,000	MS&AD Insurance Group Holdings	81,728
8,400	T&D Holdings, Inc.	86,446
6,200	Tokio Marine Holdings, Inc.	143,800
		311,974
	Internet & Catalog Retail
13,300	Rakuten, Inc.	132,617

NUMBER OF SHARES		VALUE
	Internet Software & Services
276	Yahoo! Japan Corp.	$100,967
	Leisure Equipment & Products
4,600	Nikon Corp.	128,594
	Machinery
2,400	FANUC Corp.	375,092
5,000	Japan Steel Works Ltd. (The)	27,520
38,000	Kawasaki Heavy Industries Ltd.	91,443
13,000	Komatsu Ltd.	292,531
17,000	Kubota Corp.	162,547
1,600	Makita Corp.	54,190
47,000	Mitsubishi Heavy Industries Ltd.	191,309
5,000	NGK Insulators Ltd.	58,048
10,000	NSK Ltd.	61,184
800	SMC Corp.	135,680
		1,449,544
	Marine
18,000	Mitsui OSK Lines Ltd.	55,066
34,000	Nippon Yusen KK	76,160
		131,226
	Media
3,200	Dentsu, Inc.	85,565
	Metals & Mining
5,800	JFE Holdings, Inc.	77,135
70,000	Kobe Steel Ltd.	66,304
71,000	Nippon Steel Corp.	143,591
49,000	Sumitomo Metal Industries Ltd.	72,755
8,000	Sumitomo Metal Mining Co., Ltd.	86,426
		446,211
	Multi-line Retail
5,400	Isetan Mitsukoshi Holdings Ltd.	57,301

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Office Electronics
13,800	Canon, Inc.	$468,096
5,000	Konica Minolta Holdings, Inc.	35,712
11,000	Ricoh Co., Ltd.	76,173
		579,981
	Oil, Gas & Consumable Fuels
12	Inpex Corp.	67,430
	Paper & Forest Products
13,000	OJI Paper Co., Ltd.	43,597
	Personal Products
7,700	Kao Corp.	209,046
6,500	Shiseido Co., Ltd.	93,517
		302,563
	Pharmaceuticals
4,900	Astellas Pharma, Inc.	233,946
4,900	Chugai Pharmaceutical Co., Ltd.	94,770
9,300	Daiichi Sankyo Co., Ltd.	153,800
3,800	Eisai Co., Ltd.	168,781
1,500	Ono Pharmaceutical Co., Ltd.	94,848
6,400	Shionogi & Co., Ltd.	91,586
9,700	Takeda Pharmaceutical Co., Ltd.	446,976
		1,284,707
	Real Estate Investment Trusts (REITs)
8	Japan Real Estate Investment Corp. REIT	75,776
8	Nippon Building Fund, Inc. REIT	77,926
		153,702

NUMBER OF SHARES		VALUE
	Real Estate Management & Development
1,400	Daito Trust Construction Co., Ltd.	$135,296
11,000	Daiwa House Industry Co., Ltd.	157,414
16,000	Mitsubishi Estate Co., Ltd.	289,997
12,000	Mitsui Fudosan Co., Ltd.	234,394
7,000	Sumitomo Realty & Development Co., Ltd.	176,691
		993,792
	Road & Rail
22	Central Japan Railway Co.	182,477
4,600	East Japan Railway Co.	295,578
10,000	Keikyu Corp.	93,568
10,000	Keio Corp.	73,728
39,000	Kintetsu Corp.	155,251
22,000	Nippon Express Co., Ltd.	90,112
16,000	Odakyu Electric Railway Co., Ltd.	164,659
33,000	Tobu Railway Co., Ltd.	179,098
18,000	Tokyu Corp.	86,630
2,800	West Japan Railway Co.	121,139
		1,442,240
	Semiconductors & Semiconductor Equipment
2,300	Advantest Corp.	29,676
1,200	Rohm Co., Ltd.	43,407
2,000	Tokyo Electron Ltd.	94,080
		167,163

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Software
1,300	Nintendo Co., Ltd.	$145,600
1,800	Trend Micro, Inc.	53,822
		199,422
	Specialty Retail
600	Fast Retailing Co., Ltd.	124,032
1,370	Yamada Denki Co., Ltd.	71,459
		195,491
	Tobacco
15,600	Japan Tobacco, Inc.	492,012
	Trading Companies & Distributors
21,000	ITOCHU Corp.	219,609
29,000	Marubeni Corp.	195,994
16,900	Mitsubishi Corp.	338,757
25,900	Mitsui & Co., Ltd.	386,884
15,300	Sumitomo Corp.	216,599
		1,357,843
	Wireless Telecommunication Services
51	KDDI Corp.	353,165
193	NTT DoCoMo, Inc.	324,363
9,700	Softbank Corp.	373,101
		1,050,629
	Total Japan	23,101,145
	Kazakhstan (0.0%)
	Metals & Mining
2,888	Kazakhmys PLC	31,922
	Netherlands (0.6%)
	Air Freight & Logistics
4,381	PostNL N.V.	17,842
4,151	TNT Express N.V.	45,017
		62,859

NUMBER OF SHARES		VALUE
	Beverages
2,000	DE Master Blenders 1753 N.V. (a)	$23,178
3,715	Heineken N.V.	201,373
		224,551
	Chemicals
4,370	Akzo Nobel N.V.	236,070
3,367	Koninklijke DSM N.V.	165,835
		401,905
	Diversified Financial Services
48,287	ING Groep N.V. CVA (a)	319,698
	Diversified Telecommunication Services
6,177	Koninklijke KPN N.V.	50,701
	Energy Equipment & Services
657	Fugro N.V. CVA	43,046
	Food & Staples Retailing
12,173	Koninklijke Ahold N.V.	148,204
	Food Products
15,199	Unilever N.V. CVA	528,392
	Industrial Conglomerates
12,069	Koninklijke Philips Electronics N.V.	265,512
	Metals & Mining
12,867	ArcelorMittal	206,839
	Professional Services
1,207	Randstad Holding N.V.	36,637
	Semiconductors & Semiconductor Equipment
3,267	ASML Holding N.V.	189,811

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Transportation Infrastructure
1,006	Koninklijke Vopak N.V.	$63,795
	Total Netherlands	2,541,950
	Norway (0.2%)
	Chemicals
1,863	Yara International ASA	88,304
	Commercial Banks
11,497	DnB NOR ASA	121,121
	Diversified Telecommunication Services
16,466	Telenor ASA	279,189
	Energy Equipment & Services
1,677	Aker Solutions ASA	24,706
1,677	Kvaerner ASA	3,895
2,860	Subsea 7 SA	60,118
286	Veripos, Inc. (a)	550
		89,269
	Industrial Conglomerates
9,524	Orkla ASA	68,165
	Metals & Mining
12,763	Norsk Hydro ASA	52,089
	Oil, Gas & Consumable Fuels
12,789	Statoil ASA	305,321
	Semiconductors & Semiconductor Equipment
6,482	Renewable Energy Corp., ASA (a)	2,258
	Total Norway	1,005,716

NUMBER OF SHARES		VALUE
	Poland (0.0%)
	Food & Staples Retailing
3,072	Jeronimo Martins SGPS SA	$48,192
	Portugal (0.0%)
	Diversified Telecommunication Services
11,841	Portugal Telecom SGPS SA (Registered)	50,264
	Oil, Gas & Consumable Fuels
2,866	Galp Energia SGPS SA, Class B	38,789
	Total Portugal	89,053
	South Africa (0.1%)
	Beverages
9,819	SABMiller PLC	424,433
	Spain (0.4%)
	Airlines
13,928	International Consolidated Airlines Group SA (a)	34,891
	Commercial Banks
45,352	Banco Bilbao Vizcaya Argentaria SA	297,085
15,764	Banco Popular Espanol SA	29,656
90,268	Banco Santander SA	549,775
11,821	CaixaBank	38,747
		915,263
	Construction & Engineering
3,511	ACS Actividades de Construccion y Servicios SA	55,511

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Electric Utilities
40,863	Iberdrola SA	$148,320
1,327	Red Electrica Corp., SA	52,615
		200,935
	Food & Staples Retailing
6,563	Distribuidora Internacional de Alimentacion SA	32,462
	Oil, Gas & Consumable Fuels
3,053	Repsol YPF SA	48,852
	Specialty Retail
2,368	Inditex SA	244,246
	Transportation Infrastructure
4,000	Abertis Infraestructuras SA	49,487
	Total Spain	1,581,647
	Sweden (0.8%)
	Building Products
3,465	Assa Abloy AB, Class B	105,163
	Commercial Banks
27,526	Nordea Bank AB	257,424
14,986	Skandinaviska Enskilda Banken AB	110,291
5,789	Svenska Handelsbanken AB, Class A	201,404
4,898	Swedbank AB, Class A	85,419
		654,538
	Communications Equipment
27,294	Telefonaktiebolaget LM Ericsson, Class B	254,452

NUMBER OF SHARES		VALUE
	Construction & Engineering
3,281	Skanska AB, Class B	$49,645
	Diversified Financial Services
12,458	Investor AB, Class B	260,127
	Diversified Telecommunication Services
33,207	TeliaSonera AB	219,975
	Household Durables
2,950	Electrolux AB	67,019
5,449	Husqvarna AB, Class B	27,884
		94,903
	Machinery
10,488	Atlas Copco AB, Class A	236,266
7,581	Atlas Copco AB, Class B	152,163
16,163	Sandvik AB	225,191
5,471	Scania AB, Class B	94,446
6,655	SKF AB, Class B	137,882
8,741	Volvo AB, Class B	108,160
		954,108
	Media
443	Modern Times Group AB, Class B	20,337
	Paper & Forest Products
9,071	Svenska Cellulosa AB, Class B	154,459
	Specialty Retail
10,949	Hennes & Mauritz AB, Class B	405,235
	Tobacco
4,439	Swedish Match AB	187,138

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunication Services
1,401	Millicom International Cellular SA SDR	$126,902
	Total Sweden	3,486,982
	Switzerland (1.8%)
	Biotechnology
971	Actelion Ltd. (Registered) (a)	44,408
	Building Products
814	Geberit AG (Registered) (a)	160,082
	Capital Markets
14,383	Credit Suisse Group AG (Registered) (a)	245,437
2,123	Julius Baer Group Ltd. (a)	76,109
		321,546
	Chemicals
82	Givaudan SA (Registered) (a)	79,833
791	Syngenta AG (Registered)	270,364
		350,197
	Commercial Banks
25,821	UBS AG (Registered) (a)	272,148
	Diversified Telecommunication Services
691	Swisscom AG (Registered)	277,023
	Electrical Equipment
34,134	ABB Ltd. (Registered) (a)	597,161

NUMBER OF SHARES		VALUE
	Energy Equipment & Services
2,790	Transocean Ltd.	$132,827
	Food Products
33,962	Nestle SA (Registered)	2,088,926
	Health Care Equipment & Supplies
880	Sonova Holding AG (Registered) (a)	83,331
	Insurance
836	Swiss Re AG (a)	52,533
2,309	Zurich Insurance Group AG (a)	514,872
		567,405
	Life Sciences Tools & Services
481	Lonza Group AG (Registered) (a)	21,757
	Marine
673	Kuehne & Nagel International AG (Registered)	76,723
	Pharmaceuticals
20,737	Novartis AG (Registered)	1,217,075
5,581	Roche Holding AG (Genusschein)	990,666
		2,207,741
	Professional Services
1,264	Adecco SA (Registered) (a)	55,672
52	SGS SA (Registered)	104,181
		159,853
	Textiles, Apparel & Luxury Goods
4,550	Cie Financiere Richemont SA	258,422

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
300	Swatch Group AG (The)	$119,441
		377,863
	Total Switzerland	7,738,991
	United Kingdom (5.0%)
	Aerospace & Defense
50,134	BAE Systems PLC	242,803
34,001	Rolls-Royce Holdings PLC (a)	453,389
		696,192
	Beverages
24,100	Diageo PLC	644,993
	Capital Markets
17,668	3i Group PLC	57,728
9,538	Investec PLC	56,362
15,236	Man Group PLC	19,027
		133,117
	Chemicals
2,447	Johnson Matthey PLC	83,636
	Commercial Banks
126,770	Barclays PLC	333,911
154,689	HSBC Holdings PLC	1,294,863
378,183	Lloyds Banking Group PLC (a)	179,985
20,621	Royal Bank of Scotland Group PLC (a)	69,091
20,828	Standard Chartered PLC	478,235
		2,356,085
	Commercial Services & Supplies
2,555	Aggreko PLC	81,800
4,000	Babcock International Group PLC	53,840
14,808	G4S PLC	57,554
5,878	Serco Group PLC	53,129
		246,323

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
97,290	BT Group PLC	$331,461
4,106	Inmarsat PLC	31,647
		363,108
	Electric Utilities
17,803	SSE PLC	366,490
	Energy Equipment & Services
3,969	AMEC PLC	69,571
3,181	Petrofac Ltd.	74,361
		143,932
	Food & Staples Retailing
76,742	Tesco PLC	382,738
20,218	WM Morrison Supermarkets PLC	87,901
		470,639
	Food Products
1,859	Associated British Foods PLC	36,579
12,866	Unilever PLC	462,139
		498,718
	Health Care Equipment & Supplies
10,831	Smith & Nephew PLC	110,973
	Hotels, Restaurants & Leisure
18,884	Compass Group PLC	202,958
15,728	TUI Travel PLC	45,052
		248,010
	Household Products
6,704	Reckitt Benckiser Group PLC	368,616
	Industrial Conglomerates
6,582	Smiths Group PLC	110,110

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Insurance
3,778	Admiral Group PLC	$64,683
33,991	Aviva PLC	155,402
68,276	Legal & General Group PLC	136,484
81,310	Old Mutual PLC	201,039
30,382	Prudential PLC	363,451
84,310	RSA Insurance Group PLC	143,950
18,540	Standard Life PLC	70,315
		1,135,324
	Media
8,709	British Sky Broadcasting Group PLC	97,288
32,244	ITV PLC	38,168
12,346	Pearson PLC	231,506
3,587	Reed Elsevier PLC	30,257
28,419	WPP PLC	360,018
		757,237
	Metals & Mining
11,920	Anglo American PLC	355,087
20,282	BHP Billiton PLC	594,326
1,989	Lonmin PLC	21,767
976	Randgold Resources Ltd.	88,753
13,195	Rio Tinto PLC	609,565
1,623	Vedanta Resources PLC	24,835
19,195	Xstrata PLC	255,235
		1,949,568
	Multi-Utilities
51,376	Centrica PLC	255,343
32,023	National Grid PLC	332,623
		587,966
	Multi-line Retail
10,082	Marks & Spencer Group PLC	52,748
2,073	Next PLC	104,623
		157,371

NUMBER OF SHARES		VALUE
	Oil, Gas & Consumable Fuels
31,796	BG Group PLC	$629,125
185,959	BP PLC	1,239,258
35,351	Royal Dutch Shell PLC, Class A	1,204,387
26,772	Royal Dutch Shell PLC, Class B	944,216
8,594	Tullow Oil PLC	173,816
		4,190,802
	Pharmaceuticals
16,103	AstraZeneca PLC	754,004
58,487	GlaxoSmithKline PLC	1,346,598
5,377	Shire PLC	155,793
		2,256,395
	Professional Services
6,586	Capita PLC	73,417
10,516	Experian PLC	156,466
1,847	Intertek Group PLC	79,172
		309,055
	Real Estate Investment Trusts (REITs)
13,703	British Land Co., PLC REIT	114,834
13,142	Land Securities Group PLC REIT	162,777
		277,611
	Semiconductors & Semiconductor Equipment
15,586	ARM Holdings PLC	134,768
	Textiles, Apparel & Luxury Goods
4,434	Burberry Group PLC	87,176
	Tobacco
19,308	British American Tobacco PLC	1,028,493

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
10,310	Imperial Tobacco Group PLC	$400,719
		1,429,212
	Trading Companies & Distributors
3,683	Wolseley PLC	132,984
	Wireless Telecommunication Services
607,663	Vodafone Group PLC	1,739,675
	Total United Kingdom	21,986,086
	United States (20.0%)
	Aerospace & Defense
3,281	Boeing Co. (The)	242,499
663	General Dynamics Corp.	42,061
3,895	Honeywell International, Inc.	226,105
663	Lockheed Martin Corp.	59,186
663	Northrop Grumman Corp.	43,890
841	Precision Castparts Corp.	130,826
11,527	Raytheon Co.	639,518
796	Rockwell Collins, Inc.	40,254
1,503	Textron, Inc.	39,153
1,457	United Technologies Corp.	108,459
		1,571,951
	Air Freight & Logistics
1,055	C.H. Robinson Worldwide, Inc.	55,757
515	Expeditors International of Washington, Inc.	18,319
1,413	FedEx Corp.	127,594
2,876	United Parcel Service, Inc., Class B	217,454
		419,124

NUMBER OF SHARES		VALUE
	Auto Components
15,480	Johnson Controls, Inc.	$381,582
1,200	TRW Automotive Holdings Corp. (a)	47,160
		428,742
	Automobiles
9,230	Ford Motor Co.	85,285
	Beverages
9,527	Coca-Cola Co. (The)	769,781
1,313	Coca-Cola Enterprises, Inc.	38,497
670	Dr. Pepper Snapple Group, Inc.	30,539
1,100	Molson Coors Brewing Co.	46,552
6,226	PepsiCo, Inc.	452,817
		1,338,186
	Biotechnology
1,134	Alexion Pharmaceuticals, Inc. (a)	118,900
5,173	Amgen, Inc.	427,290
1,213	Biogen Idec, Inc. (a)	176,892
2,472	Celgene Corp. (a)	169,233
3,980	Gilead Sciences, Inc. (a)	216,233
700	Vertex Pharmaceuticals, Inc. (a)	33,957
		1,142,505
	Building Products
21,800	Masco Corp.	262,254
7,500	Owens Corning (a)	201,450
1,200	Universal Forest Products, Inc.	38,316
		502,020
	Capital Markets
2,377	Ameriprise Financial, Inc.	122,938
9,760	Bank of New York Mellon Corp. (The)	207,693

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
903	BlackRock, Inc.	$153,745
6,087	Charles Schwab Corp. (The)	76,879
956	Franklin Resources, Inc.	109,892
3,959	Goldman Sachs Group, Inc. (The)	399,463
3,165	Invesco Ltd.	70,042
1,129	Legg Mason, Inc.	27,683
2,086	State Street Corp.	84,233
3,123	T. Rowe Price Group, Inc.	189,722
		1,442,290
	Chemicals
358	Air Products & Chemicals, Inc.	28,794
282	Airgas, Inc.	22,368
399	Celanese Corp., Series A	15,214
489	CF Industries Holdings, Inc.	95,727
1,326	Dow Chemical Co. (The)	38,162
260	Eastman Chemical Co.	13,593
1,394	Ecolab, Inc.	91,237
10,469	EI du Pont de Nemours & Co.	520,309
788	FMC Corp.	43,104
2,100	Georgia Gulf Corp.	68,838
124	International Flavors & Fragrances, Inc.	6,912
576	LyondellBasell Industries N.V., Class A	25,649
2,332	Monsanto Co.	199,666
1,466	Mosaic Co. (The)	85,189
186	PPG Industries, Inc.	20,360
1,499	Praxair, Inc.	155,536
38	Sherwin-Williams Co. (The)	5,105

NUMBER OF SHARES		VALUE
401	Sigma-Aldrich Corp.	$27,749
		1,463,512
	Commercial Banks
5,617	BB&T Corp.	176,205
1,852	CIT Group, Inc. (a)	67,635
7,990	Fifth Third Bancorp	110,422
48,306	JPMorgan Chase & Co.	1,739,016
9,909	KeyCorp	79,074
900	M&T Bank Corp.	77,256
3,685	PNC Financial Services Group, Inc.	217,783
12,568	Regions Financial Corp.	87,473
4,210	SunTrust Banks, Inc.	99,567
13,148	US Bancorp	440,458
36,765	Wells Fargo & Co.	1,243,025
		4,337,914
	Commercial Services & Supplies
4,032	ACCO Brands Corp. (a)	34,151
1,225	Avery Dennison Corp.	37,718
1,313	Cintas Corp.	52,034
2,068	Iron Mountain, Inc.	66,610
2,106	Pitney Bowes, Inc.	28,136
2,726	Republic Services, Inc.	78,863
2,662	RR Donnelley & Sons Co.	32,264
849	Stericycle, Inc. (a)	78,830
2,981	Waste Management, Inc.	102,546
		511,152
	Communications Equipment
33,647	Cisco Systems, Inc.	536,670
4,106	Juniper Networks, Inc. (a)	71,978
771	Motorola Solutions, Inc.	37,270
9,904	Qualcomm, Inc.	591,071
		1,236,989

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Computers & Peripherals
5,921	Apple, Inc. (a)	$3,616,310
5,965	Dell, Inc. (a)	70,864
12,770	EMC Corp. (a)	334,702
15,882	Hewlett-Packard Co.	289,688
2,529	NetApp, Inc. (a)	82,622
2,310	SanDisk Corp. (a)	95,010
		4,489,196
	Construction & Engineering
784	Fluor Corp.	38,870
891	Jacobs Engineering Group, Inc. (a)	34,366
1,228	KBR, Inc.	32,223
		105,459
	Construction Materials
2,800	Eagle Materials, Inc.	97,300
	Consumer Finance
3,055	American Express Co.	176,304
3,340	Capital One Financial Corp.	188,677
2,469	Discover Financial Services	88,785
4,882	SLM Corp.	78,063
		531,829
	Containers & Packaging
515	Ball Corp.	21,404
566	Crown Holdings, Inc. (a)	20,319
282	Owens-Illinois, Inc. (a)	5,203
299	Sealed Air Corp.	4,844
		51,770
	Distributors
40,000	Li & Fung Ltd. (d)	79,023
	Diversified Consumer Services
715	Apollo Group, Inc., Class A (a)	19,448

NUMBER OF SHARES		VALUE
2,900	H&R Block, Inc.	$46,777
		66,225
	Diversified Financial Services
79,453	Bank of America Corp.	583,185
11,876	Citigroup, Inc. (See Note 6)	322,196
2,353	Leucadia National Corp.	51,013
692	Moody's Corp.	28,047
2,695	NASDAQ OMX Group, Inc. (The)	61,177
3,332	NYSE Euronext	84,899
		1,130,517
	Diversified Telecommunication Services
25,751	AT&T, Inc.	976,478
10,888	CenturyLink, Inc.	452,287
8,200	Frontier Communications Corp.	32,144
26,221	Verizon Communications, Inc.	1,183,616
		2,644,525
	Electric Utilities
3,937	American Electric Power Co., Inc.	166,299
4,166	Duke Energy Corp.	282,372
3,068	Edison International	141,680
1,317	Entergy Corp.	95,706
6,993	Exelon Corp.	273,566
3,156	FirstEnergy Corp.	158,494
2,801	NextEra Energy, Inc.	198,591
3,942	PPL Corp.	113,924
5,166	Southern Co.	248,743
		1,679,375
	Electrical Equipment
675	AMETEK, Inc.	20,925

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
864	Cooper Industries PLC	$62,104
4,535	Emerson Electric Co.	216,637
1,519	Rockwell Automation, Inc.	102,320
339	Roper Industries, Inc.	33,714
		435,700
	Electronic Equipment, Instruments & Components
2,325	Corning, Inc.	26,528
2,080	TE Connectivity Ltd.	68,661
		95,189
	Energy Equipment & Services
3,230	Baker Hughes, Inc.	149,614
1,424	Cameron International Corp. (a)	71,584
1,762	FMC Technologies, Inc. (a)	79,501
6,015	Halliburton Co.	199,277
641	Helmerich & Payne, Inc.	29,807
3,450	National Oilwell Varco, Inc.	249,435
800	Noble Corp. (a)	29,600
8,673	Schlumberger Ltd.	618,038
5,654	Tenaris SA	110,124
4,898	Weatherford International Ltd. (a)	59,021
		1,596,001
	Food & Staples Retailing
5,403	Costco Wholesale Corp.	519,661
6,224	Kroger Co. (The)	137,986
15,797	Safeway, Inc.	245,643
6,576	Sysco Corp.	193,269
19,964	Wal-Mart Stores, Inc.	1,485,920
10,398	Walgreen Co.	378,071

NUMBER OF SHARES		VALUE
1,769	Whole Foods Market, Inc.	$162,359
		3,122,909
	Food Products
2,801	Archer-Daniels- Midland Co.	73,078
700	Bunge Ltd.	46,039
21,050	ConAgra Foods, Inc.	519,725
4,224	General Mills, Inc.	163,469
2,034	H.J. Heinz Co.	112,297
414	Hershey Co. (The)	29,700
400	Hillshire Brands Co.	10,244
700	JM Smucker Co. (The)	53,760
1,887	Kellogg Co.	90,010
6,947	Kraft Foods, Inc., Class A	275,865
1,212	Mead Johnson Nutrition Co.	88,428
2,000	Tyson Foods, Inc., Class A	30,020
		1,492,635
	Gas Utilities
2,812	Oneok, Inc.	125,162
	Health Care Equipment & Supplies
3,838	Baxter International, Inc.	224,561
1,678	Becton Dickinson and Co.	127,041
9,574	Boston Scientific Corp. (a)	49,498
2,026	Covidien PLC	113,213
481	CR Bard, Inc.	46,782
586	Edwards Lifesciences Corp. (a)	59,303
1,510	Hologic, Inc. (a)	27,965
470	Intuitive Surgical, Inc. (a)	226,305
7,032	Medtronic, Inc.	277,202
2,569	St. Jude Medical, Inc.	95,978

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
2,145	Stryker Corp.	$111,604
708	Varian Medical Systems, Inc. (a)	38,643
1,660	Zimmer Holdings, Inc.	97,824
		1,495,919
	Health Care Providers & Services
1,735	Aetna, Inc.	62,564
3,022	AmerisourceBergen Corp.	119,973
2,984	Cardinal Health, Inc.	128,581
1,673	CIGNA Corp.	67,388
1,105	Coventry Health Care, Inc.	36,830
569	DaVita, Inc. (a)	56,001
5,743	Express Scripts Holding Co. (a)	332,749
642	Henry Schein, Inc. (a)	48,028
757	Humana, Inc.	46,631
526	Laboratory Corp. of America Holdings (a)	44,231
1,739	McKesson Corp.	157,780
972	Quest Diagnostics, Inc.	56,794
4,540	UnitedHealth Group, Inc.	231,949
1,689	WellPoint, Inc.	90,007
		1,479,506
	Health Care Technology
846	Cerner Corp. (a)	62,536
	Hotels, Restaurants & Leisure
1,623	Carnival Corp.	54,013
308	Chipotle Mexican Grill, Inc. (a)	90,038
643	Darden Restaurants, Inc.	32,909
1,459	International Game Technology	16,516

NUMBER OF SHARES		VALUE
2,019	Las Vegas Sands Corp.	$73,532
1,497	Marriott International, Inc., Class A	54,521
149	Marriott Vacations Worldwide Corp. (a)	4,622
10,834	McDonald's Corp.	968,126
1,732	MGM Resorts International (a)	16,489
1,400	Royal Caribbean Cruises Ltd.	34,972
4,216	Starbucks Corp.	190,900
761	Starwood Hotels & Resorts Worldwide, Inc.	41,208
678	Wynn Resorts Ltd.	63,562
11,664	Yum! Brands, Inc.	756,294
		2,397,702
	Household Durables
64,200	D.R. Horton, Inc.	1,131,846
16,100	KB Home	148,764
36,100	Lennar Corp., Class A	1,054,481
3,900	M/I Homes, Inc. (a)	64,701
9,500	MDC Holdings, Inc.	302,670
6,700	Meritage Homes Corp. (a)	235,170
4,300	Mohawk Industries, Inc. (a)	285,649
1,000	NVR, Inc. (a)	773,980
77,000	Pulte Group, Inc. (a)	870,100
8,800	Ryland Group, Inc. (The)	210,144
69,900	Standard Pacific Corp. (a)	396,333
32,400	Toll Brothers, Inc. (a)	945,108
		6,418,946
	Household Products
1,229	Clorox Co. (The)	89,361
4,092	Colgate-Palmolive Co.	439,317
3,162	Kimberly-Clark Corp.	274,809

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
18,617	Procter & Gamble Co. (The)	$1,201,541
		2,005,028
	Industrial Conglomerates
1,163	3M Co.	106,100
2,986	Danaher Corp.	157,691
43,900	General Electric Co.	910,925
12,549	Tyco International Ltd.	689,442
		1,864,158
	Information Technology Services
3,293	Accenture PLC, Class A	198,568
953	Automatic Data Processing, Inc.	53,892
2,280	Cognizant Technology Solutions Corp., Class A (a)	129,436
823	Fiserv, Inc. (a)	57,717
8,330	International Business Machines Corp.	1,632,513
644	Mastercard, Inc., Class A	281,151
1,397	Paychex, Inc.	45,668
2,349	Visa, Inc., Class A	303,185
4,162	Western Union Co. (The)	72,544
		2,774,674
	Insurance
8,955	Chubb Corp. (The)	650,939
	Internet & Catalog Retail
1,224	Amazon.com, Inc. (a)	285,559
306	Expedia, Inc.	17,439
106	NetFlix, Inc. (a)	6,026
303	Priceline.com, Inc. (a)	200,507
306	TripAdvisor, Inc. (a)	11,448
		520,979

NUMBER OF SHARES		VALUE
	Internet Software & Services
1,337	Akamai Technologies, Inc. (a)	$47,036
5,884	eBay, Inc. (a)	260,661
1,238	Google, Inc., Class A (a)	783,617
4,609	Yahoo!, Inc. (a)	73,006
		1,164,320
	Leisure Equipment & Products
1,000	Mattel, Inc.	35,170
	Life Sciences Tools & Services
2,099	Agilent Technologies, Inc.	80,371
700	Illumina, Inc. (a)	29,029
900	Life Technologies Corp. (a)	39,492
2,065	Thermo Fisher Scientific, Inc.	114,958
400	Waters Corp. (a)	30,992
		294,842
	Machinery
3,836	Caterpillar, Inc.	323,030
1,165	Cummins, Inc.	111,724
2,434	Deere & Co.	186,980
311	Dover Corp.	16,940
1,194	Eaton Corp.	52,345
287	Flowserve Corp.	34,434
10,752	Illinois Tool Works, Inc.	584,264
971	Ingersoll-Rand PLC	41,180
419	Joy Global, Inc.	21,763
2,224	PACCAR, Inc.	88,982
693	Pall Corp.	37,013
300	Stanley Black & Decker, Inc.	20,067
1,144	Xylem, Inc.	27,433
		1,546,155

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Media
2,651	Cablevision Systems Corp.	$40,666
5,878	CBS Corp., Class B	196,678
10,072	Comcast Corp., Class A	327,844
3,845	Comcast Corp., Special Class A	122,771
7,134	DIRECTV, Class A (a)	354,274
1,176	Discovery Communications, Inc. (a)	59,541
1,229	Discovery Communications, Inc., Class C (a)	57,296
4,650	Interpublic Group of Cos., Inc. (The)	45,895
1,166	Liberty Global, Inc., Series A (a)	61,541
1,140	Liberty Global, Inc., Series C (a)	56,818
2,859	McGraw-Hill Cos., Inc. (The)	134,259
13,607	News Corp., Class A	313,233
3,316	News Corp., Class B	76,898
1,839	Omnicom Group, Inc.	92,281
632	Scripps Networks Interactive, Inc., Class A	34,033
2,748	Time Warner Cable, Inc.	233,388
20,835	Time Warner, Inc.	815,065
3,043	Viacom, Inc., Class B	142,139
2,494	Virgin Media, Inc.	68,286
8,678	Walt Disney Co. (The)	426,437
		3,659,343
	Metals & Mining
3,482	Alcoa, Inc.	29,493
402	Allegheny Technologies, Inc.	12,072

NUMBER OF SHARES		VALUE
886	Cliffs Natural Resources, Inc.	$36,229
1,747	Freeport-McMoRan Copper & Gold, Inc.	58,821
2,283	Newmont Mining Corp.	101,525
631	Nucor Corp.	24,735
408	United States Steel Corp.	8,425
		271,300
	Multi-Utilities
2,453	Ameren Corp.	83,917
4,645	CenterPoint Energy, Inc.	97,824
2,275	Consolidated Edison, Inc.	146,738
4,114	Dominion Resources, Inc.	223,431
1,578	DTE Energy Co.	96,842
8,725	Integrys Energy Group, Inc.	528,211
2,890	PG&E Corp.	133,402
3,937	Public Service Enterprise Group, Inc.	130,866
2,098	Sempra Energy	147,720
2,542	Wisconsin Energy Corp.	103,561
3,765	Xcel Energy, Inc.	110,315
		1,802,827
	Multi-line Retail
274	Dollar General Corp. (a)	13,977
548	Dollar Tree, Inc. (a)	27,586
274	Family Dollar Stores, Inc.	18,106
1,678	Kohl's Corp.	83,430
512	Nordstrom, Inc.	27,720
1,961	Target Corp.	118,935
		289,754
	Office Electronics
4,000	Xerox Corp.	27,720

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
	Oil, Gas & Consumable Fuels
738	Alpha Natural Resources, Inc. (a)	$5,173
2,861	Anadarko Petroleum Corp.	198,668
2,144	Apache Corp.	184,641
843	Arch Coal, Inc.	6,078
3,460	Chesapeake Energy Corp.	65,117
14,456	Chevron Corp.	1,584,089
548	Concho Resources, Inc. (a)	46,717
14,434	ConocoPhillips	785,787
1,194	Consol Energy, Inc.	34,602
2,004	Devon Energy Corp.	118,477
1,720	EOG Resources, Inc.	168,577
908	EQT Corp.	51,211
28,952	Exxon Mobil Corp.	2,514,481
1,403	Hess Corp.	66,166
3,640	Marathon Oil Corp.	96,351
1,823	Marathon Petroleum Corp.	86,228
799	Murphy Oil Corp.	42,874
510	Newfield Exploration Co. (a)	15,570
1,111	Noble Energy, Inc.	97,135
6,522	Occidental Petroleum Corp.	567,610
2,184	Peabody Energy Corp.	45,602
7,217	Phillips 66	271,359
683	Pioneer Natural Resources Co.	60,534
1,124	QEP Resources, Inc.	33,754
1,224	Range Resources Corp.	76,622
2,652	Southwestern Energy Co. (a)	88,179
4,166	Spectra Energy Corp.	127,855
1,336	Ultra Petroleum Corp. (a)	31,743

NUMBER OF SHARES		VALUE
3,104	Valero Energy Corp.	$85,360
7,502	Williams Cos., Inc. (The)	238,489
3,456	WPX Energy, Inc. (a)	55,123
		7,850,172
	Paper & Forest Products
800	Deltic Timber Corp.	49,448
455	International Paper Co.	14,928
8,700	Louisiana-Pacific Corp. (a)	89,784
12,224	MeadWestvaco Corp.	347,162
		501,322
	Personal Products
4,000	Avon Products, Inc.	61,960
2,863	Estee Lauder Cos., Inc. (The), Class A	149,964
		211,924
	Pharmaceuticals
16,582	Abbott Laboratories	1,099,552
1,610	Allergan, Inc.	132,133
30,001	Bristol-Myers Squibb Co.	1,068,036
4,343	Eli Lilly & Co.	191,222
972	Hospira, Inc. (a)	33,777
12,473	Johnson & Johnson	863,381
12,611	Merck & Co., Inc.	557,028
1,700	Mylan, Inc. (a)	39,151
400	Perrigo Co.	45,608
32,581	Pfizer, Inc.	783,247
400	Watson Pharmaceuticals, Inc. (a)	31,132
		4,844,267
	Professional Services
665	Dun & Bradstreet Corp. (The)	53,326
1,333	Equifax, Inc.	62,438
541	IHS, Inc., Class A (a)	59,656

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
1,354	Manpower, Inc.	$48,175
1,949	Robert Half International, Inc.	52,643
1,789	Verisk Analytics, Inc., Class A (a)	89,897
		366,135
	Real Estate Investment Trusts (REITs)
3,178	American Tower Corp. REIT	229,801
2,608	Annaly Capital Management, Inc. REIT	45,457
1,203	AvalonBay Communities, Inc. REIT	176,949
1,295	Boston Properties, Inc. REIT	143,616
2,430	Equity Residential REIT	153,843
1,323	General Growth Properties, Inc. REIT	23,973
1,242	HCP, Inc. REIT	58,635
554	Health Care REIT, Inc. REIT	34,475
8,204	Host Hotels & Resorts, Inc. REIT	120,435
1,278	Kimco Realty Corp. REIT	24,908
454	Liberty Property Trust REIT	16,476
462	Macerich Co. (The) REIT	26,985
487	Plum Creek Timber Co., Inc. REIT	19,767
3,791	ProLogis, Inc. REIT	122,563
3,198	Public Storage REIT	476,342
497	Rayonier, Inc. REIT	23,702
303	Regency Centers Corp. REIT	14,499

NUMBER OF SHARES		VALUE
49	Rouse Properties, Inc. REIT	$678
4,511	Simon Property Group, Inc. REIT	723,970
403	Ventas, Inc. REIT	27,102
407	Vornado Realty Trust REIT	33,985
1,599	Weyerhaeuser Co. REIT	37,337
		2,535,498
	Real Estate Management & Development
5,179	CBRE Group, Inc., Class A (a)	80,689
9,091	Lend Lease Group REIT (Stapled Securities) (b)(c)	77,385
		158,074
	Road & Rail
4,977	CSX Corp.	114,172
312	JB Hunt Transport Services, Inc.	17,166
10,388	Norfolk Southern Corp.	769,232
1,978	Union Pacific Corp.	242,523
		1,143,093
	Semiconductors & Semiconductor Equipment
2,800	Advanced Micro Devices, Inc. (a)	11,368
3,773	Altera Corp.	133,753
3,558	Analog Devices, Inc.	139,047
5,300	Applied Materials, Inc.	57,717
1,100	Avago Technologies Ltd.	40,700
4,541	Broadcom Corp., Class A (a)	153,849
200	First Solar, Inc. (a)	3,108

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
28,622	Intel Corp.	$735,585
800	KLA-Tencor Corp.	40,728
700	Lam Research Corp. (a)	24,087
1,300	Linear Technology Corp.	41,925
2,800	LSI Corp. (a)	19,320
2,600	Marvell Technology Group Ltd.	29,276
1,100	Maxim Integrated Products, Inc.	29,953
700	Microchip Technology, Inc.	23,366
4,200	Micron Technology, Inc. (a)	26,082
2,600	NVIDIA Corp. (a)	35,204
9,287	Texas Instruments, Inc.	252,978
1,100	Xilinx, Inc.	35,640
		1,833,686
	Software
2,714	Adobe Systems, Inc. (a)	83,808
1,084	BMC Software, Inc. (a)	42,926
1,963	CA, Inc.	47,249
1,172	Citrix Systems, Inc. (a)	85,181
2,338	Intuit, Inc.	135,651
48,212	Microsoft Corp.	1,420,808
18,164	Oracle Corp.	548,553
624	Salesforce.com, Inc. (a)	77,601
4,850	Symantec Corp. (a)	76,387
		2,518,164
	Specialty Retail
232	Abercrombie & Fitch Co., Class A	7,842
232	Advance Auto Parts, Inc.	16,275
106	AutoZone, Inc. (a)	39,774
1,243	Bed Bath & Beyond, Inc. (a)	75,761

NUMBER OF SHARES		VALUE
908	Best Buy Co., Inc.	$16,426
575	CarMax, Inc. (a)	16,002
507	GameStop Corp., Class A	8,122
781	Gap, Inc. (The)	23,032
14,525	Home Depot, Inc.	757,914
5,705	Lowe's Cos., Inc.	144,736
1,879	Ltd. Brands, Inc.	89,346
942	O'Reilly Automotive, Inc. (a)	80,767
274	PetSmart, Inc.	18,114
1,530	Ross Stores, Inc.	101,653
4,882	Staples, Inc.	62,197
401	Tiffany & Co.	22,027
3,516	TJX Cos., Inc.	155,688
274	Urban Outfitters, Inc. (a)	8,371
		1,644,047
	Textiles, Apparel & Luxury Goods
1,058	Coach, Inc.	52,191
1,314	NIKE, Inc., Class B	122,662
4,039	VF Corp.	603,023
		777,876
	Thrifts & Mortgage Finance
4,800	New York Community Bancorp, Inc.	62,304
	Tobacco
8,392	Altria Group, Inc.	301,860
656	Lorillard, Inc.	84,388
14,271	Philip Morris International, Inc.	1,304,940
12,366	Reynolds American, Inc.	572,175
		2,263,363
	Trading Companies & Distributors
1,866	Fastenal Co.	80,462
2,000	Watsco, Inc.	135,880

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES		VALUE
556	WW Grainger, Inc.	$113,885
		330,227
	Wireless Telecommunication Services
2,971	Crown Castle International Corp. (a)	183,846
1,500	NII Holdings, Inc. (a)	10,125
20,300	Sprint Nextel Corp. (a)	88,508
		282,479
	Total United States	88,306,934
	Total Common Stocks (Cost $197,976,522)	203,933,025
	Commodity Linked Securities (2.7%)
	United States
11,802,000	Deutsche Bank AG, Series 0003 (Cost $10,839,637) (e)(f)	12,088,789
	Investment Companies (0.8%)
8,000	iShares MSCI Emerging Markets Index Fund	312,960
110,800	Technology Select Sector SPDR Fund	3,242,008
	Total Investment Companies (Cost $3,252,724)	3,554,968
NUMBER OF RIGHTS
	Rights (0.0%)
	Norway
4,080	Renewable Energy (Cost $0) (a)	406

PRINCIPAL AMOUNT (000)			VALUE
		Corporate Bonds (9.4%)
		Australia (0.9%)
		Consumer, Cyclical
	$195	Wesfarmers Ltd. (e) 2.983% 05/18/16	$201,702
		Consumer, Non-Cyclical
	195	Woolworths Ltd. (e) 4.00% 09/22/20	211,368
		Finance
EUR	400	Australia & New Zealand Banking Group Ltd. 5.125% 09/10/19	540,753
	$500	Commonwealth Bank of Australia (e) 2.90% 09/17/14	524,091
	355	Commonwealth Bank of Australia (e) 5.00% 10/15/19	401,889
	515	Macquarie Bank Ltd. (e) 3.30% 07/17/14	542,084
	245	Macquarie Bank Ltd. (e) 6.625% 04/07/21	252,957
	235	Macquarie Group Ltd. (e) 6.00% 01/14/20	240,750
	400	National Australia Bank Ltd. (e) 3.375% 07/08/14	421,422
	325	QBE Capital Funding III Ltd. (e) 7.25% (g) 05/24/41	304,763
	90	Westpac Banking Corp. 3.00% 12/09/15	94,368
			3,323,077
		Information Technology
	245	Westpac Banking Corp. 4.20% 02/27/15	263,102
		Total Australia	3,999,249

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

PRINCIPAL AMOUNT (000)		VALUE
	Belgium (0.1%)
	Consumer, Non-Cyclical
$200	Anheuser-Busch InBev Worldwide, Inc. 4.125% 01/15/15	$216,534
85	Anheuser-Busch InBev Worldwide, Inc. 5.00% 04/15/20	103,010
45	Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	49,872
	Total Belgium	369,416
	Brazil (0.2%)
	Basic Materials
185	Vale Overseas Ltd. 5.625% 09/15/19	209,376
50	Vale Overseas Ltd. 6.875% 11/10/39	60,954
		270,330
	Energy
330	Petrobras International Finance Co. 5.75% 01/20/20	374,496
	Finance
290	Banco Votorantim SA (e) 5.25% 02/11/16	298,700
	Total Brazil	943,526
	Canada (0.2%)
	Finance
615	Bank of Montreal (e) 2.85% 06/09/15	653,764
380	Brookfield Asset Management, Inc. 5.80% 04/25/17	418,243
	Total Canada	1,072,007

PRINCIPAL AMOUNT (000)			VALUE
		Chile (0.1%)
		Basic Materials
	$381	Inversiones CMPC SA (e) 4.50% 04/25/22	$389,192
		China (0.1%)
		Energy
	217,000	Sinopec Group Overseas Development 2012 Ltd. (d)(e)	224,966
		France (0.6%)
		Communications
	145	Vivendi SA (e) 6.625% 04/04/18	162,108
		Finance
EUR	400	Banque Federative du Credit Mutuel SA 3.00% 10/29/15	511,877
	$455	BNP Paribas SA 5.00% 01/15/21	487,849
EUR	300	Credit Agricole SA 3.90% 04/19/21	311,352
	350	Credit Agricole SA 5.875% 06/11/19	428,806
	$200	Societe Generale SA (e) 5.20% 04/15/21	205,658
			1,945,542
		Utilities
EUR	400	Veolia Environnement SA 6.75% 04/24/19	619,098
		Total France	2,726,748
		Germany (0.2%)
		Communications
	$150	Deutsche Telekom International Finance BV 8.75% 06/15/30	221,818

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

PRINCIPAL AMOUNT (000)			VALUE
		Consumer, Cyclical
	$45	Daimler Finance North America LLC 8.50% 01/18/31	$71,613
		Finance
EUR	400	Deutsche Bank AG 5.00% 06/24/20	515,390
		Total Germany	808,821
		Israel (0.1%)
		Consumer, Non-Cyclical
	$360	Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	392,964
		Italy (0.7%)
		Communications
EUR	400	Telecom Italia Finance SA 7.75% 01/24/33	497,804
		Finance
	500	Finmeccanica Finance SA 8.125% 12/03/13	654,050
	400	Intesa Sanpaolo SpA 4.125% 04/14/20	432,327
	500	UniCredit SpA 4.375% 02/10/14	614,001
	300	UniCredit SpA 5.75% 09/26/17	348,321
			2,048,699
		Utilities
	$650	Enel Finance International N.V. (e) 5.125% 10/07/19	640,561
		Total Italy	3,187,064
		Luxembourg (0.1%)
		Basic Materials
	390	ArcelorMittal 9.85% 06/01/19	469,290

PRINCIPAL AMOUNT (000)			VALUE
		Mexico (0.1%)
		Finance
	$625	BBVA Bancomer SA (e) 4.50% 03/10/16	$650,000
		Netherlands (0.4%)
		Finance
EUR	200	ABN Amro Bank N.V. 3.625% 10/06/17	261,887
	$335	Aegon N.V. 4.625% 12/01/15	360,642
EUR	300	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, Series G 3.75% 11/09/20	367,209
	$600	ING Bank N.V. (e) 3.90% 03/19/14	630,987
		Total Netherlands	1,620,725
		Spain (0.2%)
		Finance
EUR	350	Gas Natural Capital Markets SA 4.125% 01/26/18	386,768
	$125	Santander Holdings USA, Inc. 4.625% 04/19/16	124,080
			510,848
		Utilities
	200	Iberdrola Finance Ireland Ltd. (e) 5.00% 09/11/19	189,496
		Total Spain	700,344
		Sweden (0.1%)
		Finance
EUR	480	Nordea Bank AB 4.00% 03/29/21	569,972

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

PRINCIPAL AMOUNT (000)			VALUE
		Switzerland (0.1%)
		Finance
	$175	ABB Treasury Center USA, Inc. (e) 2.50% 06/15/16	$182,811
	110	Credit Suisse 5.40% 01/14/20	119,058
	90	Credit Suisse 6.00% 02/15/18	99,739
		Total Switzerland	401,608
		United Kingdom (1.5%)
		Communications
	100	WPP Finance UK 8.00% 09/15/14	113,166
		Consumer, Non-Cyclical
	375	BAT International Finance PLC (e) 2.125% 06/07/17	381,850
	155	BAT International Finance PLC (e) 9.50% 11/15/18	213,055
	200	Diageo Capital PLC 1.50% 05/11/17	204,065
	200	Diageo Investment Corp. 2.875% 05/11/22	210,458
EUR	350	Imperial Tobacco Finance PLC 8.375% 02/17/16	530,773
			1,540,201
		Finance
	650	Abbey National Treasury Services PLC 3.625% 10/14/16	863,922
	$265	Abbey National Treasury Services PLC (e) 3.875% 11/10/14	265,196
EUR	200	Barclays Bank PLC 6.00% 01/23/18	246,147
	250	Barclays Bank PLC 6.00% 01/14/21	295,395

PRINCIPAL AMOUNT (000)			VALUE
EUR	300	FCE Bank PLC 4.75% 01/19/15	$392,194
	400	HSBC Holdings PLC 6.00% 06/10/19	551,240
	300	Lloyds TSB Bank PLC 6.375% 06/17/16	420,896
	250	Lloyds TSB Bank PLC 6.50% 03/24/20	291,248
	$150	Lloyds TSB Bank PLC, MTN (e) 5.80% 01/13/20	165,657
	525	Nationwide Building Society (e) 6.25% 02/25/20	580,019
EUR	350	Royal Bank of Scotland PLC (The) 5.50% 03/23/20	473,322
	$160	Standard Chartered PLC (e) 3.85% 04/27/15	168,903
			4,714,139
		Industrials
EUR	300	BAA Funding Ltd. 4.60% 02/15/18	411,222
		Total United Kingdom	6,778,728
		United States (3.7%)
		Basic Materials
	$275	Georgia-Pacific LLC 8.875% 05/15/31	404,028
		Communications
	300	AT&T, Inc. 6.30% 01/15/38	399,911
	40	CenturyLink, Inc. 6.45% 06/15/21	44,216
	65	CenturyLink, Inc., Series Q 6.15% 09/15/19	70,376
	105	Comcast Corp. 5.70% 05/15/18	126,420

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

PRINCIPAL AMOUNT (000)		VALUE
$50	Comcast Corp. 6.40% 05/15/38	$65,370
100	DirecTV Holdings LLC/ DirecTV Financing Co., Inc. 3.80% 03/15/22	105,908
175	NBC Universal Media LLC 4.375% 04/01/21	198,148
285	Omnicom Group, Inc. 3.625% 05/01/22	303,792
125	Qwest Corp. 6.875% 09/15/33	126,562
105	Time Warner Cable, Inc. 6.75% 06/15/39	137,741
60	Verizon Communications, Inc. 5.85% 09/15/35	77,984
150	Verizon Communications, Inc. 6.35% 04/01/19	191,412
125	Verizon Communications, Inc. 8.95% 03/01/39	216,681
		2,064,521
	Consumer, Cyclical
175	Home Depot, Inc. 5.40% 09/15/40	227,997
400	Home Depot, Inc. 5.875% 12/16/36	541,639
		769,636
	Consumer, Non-Cyclical
85	Altria Group, Inc. 4.125% 09/11/15	93,061
185	Altria Group, Inc. 9.25% 08/06/19	261,394
300	Boston Scientific Corp. 6.00% 01/15/20	362,239
25	Gilead Sciences, Inc. 5.65% 12/01/41	31,641

PRINCIPAL AMOUNT (000)		VALUE
$265	SABMiller Holdings, Inc. (e) 3.75% 01/15/22	$291,202
185	UnitedHealth Group, Inc. 3.375% 11/15/21	198,248
210	UnitedHealth Group, Inc. 4.625% 11/15/41	237,562
		1,475,347
	Energy
125	Kinder Morgan Energy Partners LP 5.95% 02/15/18	148,063
275	Marathon Petroleum Corp. 5.125% 03/01/21	317,440
190	Plains All American Pipeline LP/PAA Finance Corp. 6.70% 05/15/36	239,743
190	Plains All American Pipeline LP/PAA Finance Corp. 8.75% 05/01/19	253,430
		958,676
	Finance
350	Bank of America Corp., Series L 5.65% 05/01/18	386,875
180	BNP Paribas/BNP Paribas US Medium-Term Note Program LLC (e) 5.125% 01/15/15	181,850
75	Boston Properties LP 5.875% 10/15/19	88,520
455	Capital One Bank, USA NA 8.80% 07/15/19	586,842

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

PRINCIPAL AMOUNT (000)		VALUE
$245	Citigroup, Inc. (See Note 6) 6.125% 05/15/18	$280,157
720	Citigroup, Inc. (See Note 6) 8.50% 05/22/19	915,420
235	Farmers Exchange Capital (e) 7.05% 07/15/28	281,867
430	Ford Motor Credit Co., LLC (e) 4.207% 04/15/16	445,557
275	General Electric Capital Corp. 5.30% 02/11/21	315,676
635	General Electric Capital Corp., Series G 6.00% 08/07/19	766,456
275	Genworth Financial, Inc. 7.20% 02/15/21	269,872
775	Goldman Sachs Group, Inc. (The) 6.15% 04/01/18	870,630
255	Goldman Sachs Group, Inc. (The) 6.75% 10/01/37	262,977
135	Harley-Davidson Funding Corp. (e) 6.80% 06/15/18	163,680
365	JPMorgan Chase & Co. 4.625% 05/10/21	406,994
75	JPMorgan Chase & Co. 6.00% 01/15/18	88,875
1,280	Merrill Lynch & Co., Inc., MTN 6.875% 04/25/18	1,479,224
265	Prudential Financial, Inc., MTN 4.75% 09/17/15	289,768

PRINCIPAL AMOUNT (000)			VALUE
	$150	Prudential Financial, Inc., MTN 6.625% 12/01/37	$180,011
	435	SLM Corp., MTN 6.25% 01/25/16	463,275
			8,724,526
		Industrials
	155	Agilent Technologies, Inc. 5.50% 09/14/15	174,270
	375	CRH America, Inc. 6.00% 09/30/16	415,992
	255	L-3 Communications Corp. 4.75% 07/15/20	277,596
	250	United Technologies Corp. 4.50% 06/01/42	291,180
			1,159,038
		Technology
	410	Hewlett-Packard Co. 4.65% 12/09/21	431,744
		Utilities
	375	PPL WEM Holdings PLC (e) 3.90% 05/01/16	391,293
		Total United States	16,378,809
		Total Corporate Bonds (Cost $40,010,253)	41,683,429
		Sovereign (20.5%)
		Australia (0.9%)
AUD	1,950	Australia Government Bond 5.25% 03/15/19	2,356,197
	1,600	Treasury Corp. of Victoria 5.75% 11/15/16	1,836,466
		Total Australia	4,192,663

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

PRINCIPAL AMOUNT (000)			VALUE
		Brazil (0.3%)
	$1000	Banco Nacional de Desenvolvimento, Economico e Social 5.50% 07/12/20	$1,155,000
		Canada (1.6%)
EUR	300	Canada Government International Bond 3.50% 01/13/20	436,740
CAD	300	Canadian Government Bond 3.75% 06/01/19	343,535
	4,750	Canadian Government Bond 4.25% 06/01/18	5,490,315
EUR	600	Province of Ontario Canada 4.00% 12/03/19	861,075
		Total Canada	7,131,665
		Chile (0.4%)
CLP	859,000	Chile Government International Bond 5.50% 08/05/20	1,958,217
		Denmark (0.2%)
DKK	3,300	Denmark Government Bond 4.00% 11/15/19	675,730
		France (1.7%)
EUR	100	France Government Bond OAT 3.25% 10/25/21	135,982
	1,000	France Government Bond OAT 4.00% 04/25/18	1,427,509
	4,500	French Treasury Note BTAN 3.00% 07/12/14	5,848,083
		Total France	7,411,574

PRINCIPAL AMOUNT (000)			VALUE
		Germany (2.6%)
EUR	3,800	Bundesobligation 2.75% 04/08/16	$5,130,424
	535	Bundesrepublik Deutschland 1.75% 07/04/22	686,274
	100	Bundesrepublik Deutschland 2.25% 09/04/21	134,809
	1,050	Bundesrepublik Deutschland 4.25% 07/04/39	1,872,508
	2,050	Bundesrepublik Deutschland 4.75% 07/04/34	3,748,954
		Total Germany	11,572,969
		Italy (0.8%)
	1,000	Italy Buoni Poliennali Del Tesoro 3.00% 06/15/15	1,177,592
	1,500	Italy Buoni Poliennali Del Tesoro 4.50% 02/01/18	1,768,343
	600	Italy Buoni Poliennali Del Tesoro 5.00% 03/01/22	692,484
		Total Italy	3,638,419
		Japan (4.3%)
JPY	110,000	Japan Finance Organization for Municipalities 1.90% 06/22/18	1,543,040
	140,000	Japan Government Ten Year Bond 1.30% 12/20/13	1,821,631
	380,000	Japan Government Ten Year Bond 1.40% 09/20/15	5,060,442

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

PRINCIPAL AMOUNT (000)			VALUE
JPY	190,000	Japan Government Ten Year Bond 1.70% 06/20/18	$2,631,560
	120,000	Japan Government Ten Year Bond 1.90% 06/20/16	1,641,333
	505,000	Japan Government Thirty Year Bond 1.70% 06/20/33	6,533,236
		Total Japan	19,231,242
		Kazakhstan (0.3%)
	$1,000	KazMunayGas National Co. 6.375% 04/09/21	1,164,540
		Korea, Republic of (0.3%)
	200	Korea Development Bank (The) 3.875% 05/04/17	213,605
	200	Korea Development Bank (The) 4.375% 08/10/15	215,147
	630	Korea Finance Corp. 4.625% 11/16/21	697,300
	150	Republic of Korea 7.125% 04/16/19	193,954
		Total Korea, Republic of	1,320,006
		Mexico (1.1%)
MXN	4,100	Mexican Bonos 7.50% 06/03/27	362,918
	30,900	Mexican Bonos 10.00% 12/05/24	3,300,922
	$1,000	Petroleos Mexicanos 4.875% 01/24/22	1,130,000
		Total Mexico	4,793,840

PRINCIPAL AMOUNT (000)			VALUE
		Netherlands (0.6%)
EUR	1,900	Netherlands Government Bond (e) 4.00% 07/15/19	$2,783,507
		Norway (0.1%)
NOK	3,500	Norway Government Bond 6.50% 05/15/13	604,087
		Poland (0.6%)
PLN	6,000	Poland Government Bond 5.25% 10/25/17	1,864,563
	$500	Poland Government International Bond 5.00% 03/23/22	575,000
		Total Poland	2,439,563
		Qatar (0.2%)
	900	Qatar Government International Bond (e) 4.00% 01/20/15	953,100
		Russia (0.2%)
	800	Russian Foreign Bond - Eurobond (e) 3.25% 04/04/17	830,320
		South Africa (0.4%)
	900	Eskom Holdings SOC Ltd. 5.75% 01/26/21	1,002,375
ZAR	6,000	South Africa Government Bond 7.25% 01/15/20	756,272
		Total South Africa	1,758,647
		Supernational (0.9%)
JPY	145,000	European Investment Bank 2.15% 01/18/27	2,005,593

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

PRINCIPAL AMOUNT (000)			VALUE
EUR	300	European Union 2.75% 04/04/22	$393,450
	1,000	European Union 3.25% 04/04/18	1,374,903
		Total Supernational	3,773,946
		Sweden (0.3%)
SEK	7,800	Sweden Government Bond 4.25% 03/12/19	1,371,311
		United Kingdom (2.7%)
GBP	1,000	United Kingdom Gilt 3.75% 09/07/21	1,884,357
	475	United Kingdom Gilt 4.00% 03/07/22	913,987
	2,450	United Kingdom Gilt 4.25% 06/07/32	4,889,399
	570	United Kingdom Gilt 4.25% 09/07/39	1,132,241
	1,600	United Kingdom Gilt 5.00% 03/07/18	3,107,582
		Total United Kingdom	11,927,566
		Total Sovereign (Cost $86,044,659)	90,687,912
		Municipal Bonds (0.2%)
	$145	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds 6.184% 01/01/34	182,745
		Municipal Electric Authority of Georgia
	160	6.637% 04/01/57	194,418
	295	6.655% 04/01/57	354,000
		Total Municipal Bonds (Cost $603,725)	731,163

PRINCIPAL AMOUNT (000)		VALUE
	Agency Fixed Rate Mortgages (5.0%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
$822	4.00% 12/01/41	$880,767
417	6.00% 11/01/37	459,019
288	6.50% 05/01/32 - 09/01/32	329,610
	September TBA:
3,580	3.50% 09/25/42 (h)	3,781,934
	Federal National Mortgage Association,
	Conventional Pools:
2,899	4.00% 11/01/41 - 01/01/42	3,112,971
2,470	5.00% 01/01/41 - 03/01/41	2,736,339
1,060	5.50% 02/01/38	1,171,772
65	6.50% 12/01/29	77,038
665	7.00% 12/01/17 - 02/01/31	787,244
	Government National Mortgage Association,
	August TBA:
5,865	4.00% 08/25/42 (h)	6,448,815
	Various Pools:
1,607	4.50% 04/15/39 - 08/15/39	1,771,055
284	5.50% 08/15/39	318,953
	Total Agency Fixed Rate Mortgages (Cost $21,518,946)	21,875,517
	Asset-Backed Securities (0.6%)
30	ARI Fleet Lease Trust (e) 1.699% (g) 08/15/18	30,179

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

PRINCIPAL AMOUNT (000)			VALUE
	$27	Chesapeake Funding LLC (e) 2.249% (g) 12/15/20	$27,298
	821	CNH Equipment Trust 1.20% 05/16/16	826,488
	401	CVS Pass-Through Trust 6.036% 12/10/28	461,466
	525	Ford Credit Floorplan Master Owner Trust (e) 1.949% (g) 02/15/17	541,748
	325	GE Dealer Floorplan Master Note Trust (e) 1.799% (g) 10/20/14	326,091
	425	SLM Student Loan Trust (e) 4.37% 04/17/28	451,907
		Total Asset-Backed Securities (Cost $2,556,394)	2,665,177
		U.S. Treasury Securities (5.5%)
	5,200	U.S. Treasury Bond 3.50% 02/15/39	6,227,000
		U.S. Treasury Notes
	1,300	1.50% 06/30/16	1,353,931
	5,800	2.375% 10/31/14	6,078,220
	1,000	2.75% 02/28/18	1,111,406
	4,700	3.125% 05/15/19	5,383,704
	3,540	3.625% 02/15/21	4,225,599
		Total U.S. Treasury Securities (Cost $22,527,560)	24,379,860
		Mortgage - Other (0.2%)
		United Kingdom
GBP	616	Holmes Master Issuer PLC 2.378% (g) 10/15/54 (Cost $953,445)	975,937

PRINCIPAL AMOUNT (000)		VALUE
	Commercial Mortgage Backed Securities (0.3%)
	United States
$700	JP Morgan Chase Commercial Mortgage Securities Corp. 4.171% 08/15/46	$791,093
255	UBS-Barclays Commercial Mortgage Trust 3.525% 05/10/63	271,655
	Total Commercial Mortgage Backed Securities (Cost $967,082)	1,062,748
	Short-Term Investments (9.4%)
	U.S. Treasury Securities (2.3%)
	U.S. Treasury Bills
330	0.074% 08/30/12 (i)(j)	329,981
630	0.077% 08/30/12 (i)(j)	629,962
1,570	0.087% 08/30/12 (i)	1,569,891
185	0.088% 08/30/12 (i)	184,987
235	0.098% 08/30/12 (i)	234,982
510	0.101% 08/30/12 (i)	509,959
350	0.114% 08/30/12 (i)	349,968
210	0.114% 08/30/12 (i)	209,981
290	0.118% 08/30/12 (i)	289,973
3,880	0.127% 12/13/12 (i)	3,878,269
820	0.129% 08/30/12 (i)	819,916
931	0.136% 08/30/12 (i)	930,899
	Total U.S. Treasury Securities (Cost $9,938,686)	9,938,768

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (7.1%)
31,601	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $31,600,798)	$31,600,798
	Total Short-Term Investments (Cost $41,539,484)	41,539,566
Total Investments (Cost $428,790,431) (k)	100.7%	445,178,497
Liabilities in Excess of Other Assets	(0.7)	(3,042,142)
Net Assets	100.0%	$442,136,355

  ADR  American Depositary Receipt.

  BTAN  Bons du Trésor à Intérets Annuels (Treasury Bill Annual Interest).

  CVA  Certificaten Van Aandelen.

  MTN  Medium Term Note.

  OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

  PPS  Price Protected Shares.

  SDR  Swedish Depositary Receipt.

  SPDR  Standard & Poor's Depository Receipt.

  TBA  To Be Announced.

  (a)  Non-income producing security.

  (b)  Comprised of securities in separate entities that are traded as a single stapled security.

  (c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

  (d)  Security trades on the Hong Kong exchange.

  (e)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (f)  Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

  (g)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2012.

  (h)  Security is subject to delayed delivery.

  (i)  Rate shown is the yield to maturity at July 31, 2012.

  (j)  A portion of this security has been physically segregated in connection with open swap agreements.

  (k)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

Foreign Currency Exchange Contracts Open at July 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	CAD	3,849,714		$3,784,325	08/16/12	$(53,267)
Deutsche Bank AG London	AUD	1,204,733		$1,231,297	08/16/12	(33,129)
Deutsche Bank AG London	JPY	979,413,643		$12,402,037	08/16/12	(136,204)
Deutsche Bank AG London	JPY	113,005,588		$1,447,285	08/16/12	612
Deutsche Bank AG London		$411,898	INR	22,765,606	08/16/12	(3,707)
Goldman Sachs International	CAD	1,475,104		$1,450,061	08/16/12	(20,398)
Goldman Sachs International	EUR	4,901,451		$5,988,005	08/16/12	(43,675)
JPMorgan Chase Bank	NOK	3,557,217		$581,269	08/16/12	(8,588)
JPMorgan Chase Bank		$200,633	SGD	253,744	08/16/12	3,275
Mellon Bank	AUD	10,145,907		$10,579,137	08/16/12	(69,488)
Mellon Bank	MXN	19,823,777		$1,491,721	08/16/12	2,990
Royal Bank of Scotland		$1,087,928	ILS	4,349,046	08/16/12	3,043
Royal Bank of Scotland		$624,097	THB	19,765,167	08/16/12	3,355
State Street Bank and Trust Co.	CLP	403,846,447		$821,243	08/16/12	(13,550)
State Street Bank and Trust Co.		$1,074,681	CHF	1,048,244	08/16/12	(669)
State Street Bank and Trust Co.		$3,612,280	EUR	2,933,879	08/16/12	(1,876)
State Street Bank and Trust Co.		$174,521	GBP	111,289	08/16/12	(38)
State Street Bank and Trust Co.		$335,379	JPY	26,206,297	08/16/12	108
State Street Bank and Trust Co.		$1,336,526	SEK	9,376,143	08/16/12	41,409
State Street Bank and Trust Co.		$725,520	SEK	4,932,955	08/16/12	(564)
State Street Bank and Trust Co.		$1,171,789	TWD	35,142,070	08/16/12	(19)
UBS AG	GBP	1,416,251		$2,204,947	08/16/12	(15,505)
UBS AG	GBP	965,229		$1,513,839	08/16/12	518
UBS AG	KRW	1,997,064,073		$1,771,625	08/16/12	7,010
UBS AG		$3,558,597	CHF	3,497,460	08/16/12	24,839
UBS AG		$2,513,140	HKD	19,491,260	08/16/12	447
UBS AG		$240,173	INR	13,262,112	08/16/12	(2,381)
UBS AG		$1,386,860	KRW	1,594,802,242	08/16/12	22,315
UBS AG		$504,725	RUB	16,548,378	08/16/12	7,590
UBS AG		$1,410,742	SGD	1,784,181	08/16/12	23,021
UBS AG		$625,434	TRY	1,139,592	08/16/12	7,968
UBS AG		$3,132,403	ZAR	25,895,301	08/16/12	(9,314)
Goldman Sachs International	ZAR	3,040,233		$365,327	08/24/12	(935)
JPMorgan Chase Bank	AUD	1,512,764		$1,533,552	08/24/12	(53,002)
JPMorgan Chase Bank	MXN	10,177,733		$752,904	08/24/12	(10,855)
JPMorgan Chase Bank		$1,883,245	SGD	2,394,150	08/24/12	40,684
UBS AG	CAD	247,557		$243,077	08/24/12	(3,660)
UBS AG	CAD	591,176		$587,376	08/24/12	(1,842)
UBS AG	CLP	462,000,000		$921,420	08/24/12	(32,436)
UBS AG	GBP	1,032,756		$1,602,011	08/24/12	(17,175)
UBS AG	NOK	2,428,000		$397,213	08/24/12	(5,280)
UBS AG	PLN	4,361,087		$1,259,552	08/24/12	(42,388)
UBS AG	SEK	1,455,000		$207,281	08/24/12	(6,479)
UBS AG	SGD	2,394,150		$1,916,501	08/24/12	(7,428)

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG		$2,239,688	CAD	2,290,081	08/24/12	$42,807
UBS AG		$1,556,909	EUR	1,264,582	08/24/12	(588)
UBS AG		$17,780,108	JPY	1,415,278,820	08/24/12	339,427
UBS AG		$1,764,430	KRW	2,008,274,129	08/24/12	9,102
UBS AG		$424,528	THB	13,500,000	08/24/12	3,777
Wells Fargo Bank	AUD	932,052		$954,271	08/24/12	(23,245)
Wells Fargo Bank	MXN	13,166,448		$971,643	08/24/12	(16,396)
Net Unrealized Depreciation						$(49,784)

Futures Contracts Open at July 31, 2012:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
403	Long	S&P 500 E Mini Index, September 2012	$27,698,190	$849,849
609	Long	CAC 40 Index, August 2012	24,667,398	631,969
107	Long	U.S. Treasury 5 yr. Note, September 2012	13,351,594	953
4	Long	10 yr. Japan Government Bond, September 2012	7,373,312	29,696
48	Long	U.S. Treasury 30 yr. Bond, September 2012	7,249,500	198,000
75	Long	U.S. Dollar Index, September 2012	6,203,250	(13,815)
182	Long	Euro Stoxx 50 Index, September 2012	5,213,155	100,059
18	Long	DAX Index, September 2012	3,756,164	160,536
40	Long	FTSE 100 Index, September 2012	3,515,748	109,059
63	Long	NIKKEI 225 Index, September 2012	3,463,488	32,827
41	Long	SGX MSCI Singapore Index, August 2012	2,287,882	23,063
47	Long	MSCI Emerging Market E-Mini, September 2012	2,221,925	(14,671)
8	Long	Hang Seng China ENT Index, August 2012	1,016,880	47,352
7	Long	TOPIX Index, September 2012	657,664	15,590

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
7	Long	IBEX 35 Index, August 2012	$577,531	$13,350
1	Long	U.S. Treasury Ultra Long Bond, September 2012	172,500	8,172
12	Short	S&P TSE 60 Index, September 2012	(1,589,311)	(12,594)
17	Short	ASX SPI 200 Index, September 2012	(1,887,916)	(30,975)
21	Short	U.S. Treasury 30 yr. Bond, September 2012	(3,171,656)	(81,703)
22	Short	U.S. Treasury 2 yr. Note, September 2012	(4,853,406)	(359)
150	Short	U.S. Treasury 5 yr. Note, September 2012	(18,717,188)	(160,547)
198	Short	German Euro Bund, September 2012	(35,220,020)	(209,388)
380	Short	U.S. Treasury 10 yr. Note, September 2012	(51,169,375)	(360,163)
		Net Unrealized Appreciation		$1,336,260

Interest Rate Swap Agreements Open at July 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	EUR	9,270	6 Month EURIBOR	Pay	4.26%	08/18/26	$614,524
Bank of America NA		10,355	6 Month EURIBOR	Receive	3.61	08/18/31	(522,134)
Goldman Sachs & Co.		$9,936	3 Month LIBOR	Receive	0.82	07/24/17	(12,995)
	Net Unrealized Appreciation						$79,395

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2012 continued

Total Return Swap Agreements Open at July 31, 2012:

SWAP COUNTERPARTY	INDEX	NOTIONAL AMOUNT (000)	FLOATING RATE	PAY/RECEIVE TOTAL RETURN ON REFERENCED INDEX	MATURITY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	3-Month USD-LIBOR minus 0.15%	$4,502	Merrill Lynch Custom Luxury Basket Index	Pay	05/29/13	$13,470
Bank of America NA	3-Month USD-LIBOR minus 0.15%	4,506	Merrill Lynch Custom Luxury Basket Index	Pay	05/29/13	(66,663)
Barclays Bank	3-Month USD-LIBOR plus 0.43%	31,035	MSCI Emerging Market Index	Receive	03/05/13	1,782,862
Goldman Sachs International	1-Month USD-LIBOR minus 0.47%	800	Goldman Sachs Custom Machinery Index	Pay	05/13/13	(28,894)
Goldman Sachs International	1-Month USD-LIBOR minus 0.47%	822	Goldman Sachs Custom Machinery Index	Pay	05/13/13	(29,683)
Goldman Sachs International	1-Month USD-LIBOR minus 0.47%	2,754	Goldman Sachs Custom Machinery Index	Pay	05/13/13	(100,220)
Goldman Sachs International	1-Month USD-LIBOR minus 0.47%	2,283	Goldman Sachs Custom Machinery Index	Pay	05/13/13	—
Goldman Sachs International	3-Month USD-LIBOR minus 0.55%	4,589	Goldman Sachs Luxury Custom Basket Index	Pay	05/29/13	—
Goldman Sachs International	3-Month HKD-HIBOR minus 1.24%	48,626	Goldman Sachs China Retail Custom Basket Index	Pay	06/25/13	(241,488)
Goldman Sachs International	3-Month USD-LIBOR minus 0.55%	6,631	Goldman Sachs South Africa Consumer Discretionary	Pay	06/21/13	(274,427)
			Custom Basket Index
		Net Unrealized Appreciation				$1,054,957

  EURIBOR  Euro Interbank Offered Rate.

  HIBOR  Hong Kong Interbank Offered Rate.

  LIBOR  London Interbank Offered Rate.

Currency Abbreviations:

AUD  Australian Dollar.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

DKK  Danish Krone.

EUR  Euro.

GBP  British Pound.

HKD  Hong Kong Dollar.

ILS  Israeli Shekel.

INR  Indian Rupee.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican New Peso.

NOK  Norwegian Krone.

PLN  Polish Zloty.

RUB  Russian Ruble.

SEK  Swedish Krona.

SGD  Singapore Dollar.

THB  Thai Baht.

TRY  Turkish Lira.

TWD  Taiwan Dollar.

USD  United States Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets:
Investments in securities, at value (cost $395,881,550)	$412,059,926
Investment in affiliate, at value (cost $32,908,881)	33,118,571
Total investments in securities, at value (cost $428,790,431)	445,178,497
Unrealized appreciation on open swap agreements	2,410,856
Unrealized appreciation on open foreign currency exchange contracts	584,297
Foreign currency (cost of $1,563,960)	1,567,789
Receivable for:
Variation margin	5,347,824
Investments sold	5,079,723
Interest	1,619,933
Dividends	261,204
Foreign withholding taxes reclaimed	136,122
Shares of beneficial interest sold	65,262
Interest and dividends from affiliates	22,021
Prepaid expenses and other assets	11,991
Total Assets	462,285,519
Liabilities:
Unrealized depreciation on open swap agreements	1,276,504
Unrealized depreciation on open foreign currency exchange contracts	634,081
Due to broker	1,570,000
Payable for:
Investments purchased	13,986,914
Shares of beneficial interest redeemed	1,806,691
Transfer agent fee	222,612
Advisory fee	158,079
Distribution fee	126,389
Administration fee	31,058
Accrued expenses and other payables	336,836
Total Liabilities	20,149,164
Net Assets	$442,136,355
Composition of Net Assets:
Paid-in-capital	$416,214,534
Net unrealized appreciation	18,790,516
Accumulated undistributed net investment income	6,166,864
Accumulated undistributed net realized gain	964,441
Net Assets	$442,136,355
Class A Shares:
Net Assets	$367,160,019
Shares Outstanding (unlimited shares authorized, $0.01 par value)	24,009,855
Net Asset Value Per Share	$15.29
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$16.14
Class B Shares:
Net Assets	$15,879,344
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,033,824
Net Asset Value Per Share	$15.36
Class C Shares:
Net Assets	$35,441,651
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,345,375
Net Asset Value Per Share	$15.11
Class I Shares:
Net Assets	$23,655,341
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,540,946
Net Asset Value Per Share	$15.35

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements continued

Statement of Operations

For the year ended July 31, 2012

Net Investment Income: Income
Dividends (net of $357,643 foreign withholding tax)	$6,984,105
Interest (net of $1,450 foreign withholding tax)	5,814,716
Interest and dividends from affiliates (Note 6)	161,798
Total Income	12,960,619
Expenses
Advisory fee (Note 4)	2,021,734
Distribution fee (Class A shares) (Note 5)	989,043
Distribution fee (Class B shares) (Note 5)	236,961
Distribution fee (Class C shares) (Note 5)	370,762
Transfer agent fees and expenses	582,260
Administration fee (Note 4)	385,092
Custodian fees	227,654
Shareholder reports and notices	177,370
Professional fees	108,529
Registration fees	59,279
Merger expense	58,368
Trustees' fees and expenses	21,651
Other	153,545
Total Expenses	5,392,248
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(54,925)
Net Expenses	5,337,323
Net Investment Income	7,623,296
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	14,631,982
Investments in affiliates (Note 6)	179,579
Futures contracts	(1,550,493)
Swap agreements	(7,743,728)
Foreign currency exchange contracts	1,104,200
Foreign currency translation	(266,621)
Net Realized Gain	6,354,919
Change in Unrealized Appreciation (Depreciation) on:
Investments	(26,952,599)
Investments in affiliates (Note 6)	51,973
Futures contracts	2,452,903
Swap agreements	1,847,215
Foreign currency exchange contracts	(803,192)
Foreign currency translation	(177,817)
Net Change in Unrealized Appreciation (Depreciation)	(23,581,517)
Net Loss	(17,226,598)
Net Decrease	$(9,603,302)

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2012	FOR THE YEAR ENDED JULY 31, 2011
Increase (Decrease) in Net Assets: Operations:
Net investment income	$7,623,296	$8,102,501
Net realized gain	6,354,919	40,231,561
Net change in unrealized appreciation (depreciation)	(23,581,517)	24,941,498
Net Increase (Decrease)	(9,603,302)	73,275,560
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(10,073,583)	(3,087,669)
Class B shares	(442,186)	(116,860)
Class C shares	(787,188)	(127,307)
Class I shares	(606,586)	(268,166)
Net realized gain
Class A shares	(19,684,755)	(67,021,038)
Class B shares	(1,265,971)	(7,180,925)
Class C shares	(1,912,103)	(6,220,483)
Class I shares	(1,109,905)	(4,887,059)
Total Dividends and Distributions	(35,882,277)	(88,909,507)
Net decrease from transactions in shares of beneficial interest	(74,612,133)	(7,101,105)
Net Decrease	(120,097,712)	(22,735,052)
Net Assets:
Beginning of period	562,234,067	584,969,119
End of Period (Including accumulated undistributed net investment income of $6,166,864 and $10,979,960, respectively)	$442,136,355	$562,234,067

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012

1. Organization and Accounting Policies

Morgan Stanley Global Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the total return on its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its latest sales price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) commodity-linked notes are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

G. Structured Investments — The Fund may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Fund will typically use

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification(TM) ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2012.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Aerospace & Defense	$2,395,146	$—	$—	$2,395,146
Air Freight & Logistics	774,906	—	—	774,906
Airlines	87,469	—	—	87,469
Auto Components	1,478,093	—	—	1,478,093
Automobiles	3,854,968	—	—	3,854,968
Beverages	3,819,587	—	—	3,819,587
Biotechnology	1,495,463	—	—	1,495,463
Building Products	1,131,246	—	—	1,131,246
Capital Markets	2,397,820	—	—	2,397,820
Chemicals	6,008,332	—	—	6,008,332
Commercial Banks	18,630,556	—	—	18,630,556
Commercial Services & Supplies	1,204,395	—	—	1,204,395
Communications Equipment	1,661,010	—	—	1,661,010
Computers & Peripherals	4,772,844	—	—	4,772,844
Construction & Engineering	733,348	—	—	733,348
Construction Materials	314,997	—	—	314,997
Consumer Finance	531,829	—	—	531,829
Containers & Packaging	172,972	—	—	172,972
Distributors	79,023	—	—	79,023
Diversified Consumer Services	66,225	—	—	66,225
Diversified Financial Services	2,227,016	—	—	2,227,016
Diversified Telecommunication Services	5,981,843	—	—	5,981,843
Electric Utilities	3,876,041	—	—	3,876,041
Electrical Equipment	1,783,457	—	—	1,783,457
Electronic Equipment, Instruments & Components	1,341,732	—	—	1,341,732
Energy Equipment & Services	2,345,733	—	—	2,345,733
Food & Staples Retailing	5,736,669	—	—	5,736,669
Food Products	5,269,095	—	—	5,269,095
Gas Utilities	741,185	—	—	741,185

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Health Care Equipment & Supplies	$2,070,385	$—	$—	$2,070,385
Health Care Providers & Services	1,824,870	—	—	1,824,870
Health Care Technology	62,536	—	—	62,536
Hotels, Restaurants & Leisure	3,274,948	—	—	3,274,948
Household Durables	7,008,700	—	—	7,008,700
Household Products	2,760,195	—	—	2,760,195
Independent Power Producers & Energy Traders	116,822	—	—	116,822
Industrial Conglomerates	3,496,330	—	—	3,496,330
Information Technology Services	2,988,738	—	—	2,988,738
Insurance	6,142,235	—	—	6,142,235
Internet & Catalog Retail	653,596	—	—	653,596
Internet Software & Services	1,265,287	—	—	1,265,287
Leisure Equipment & Products	163,764	—	—	163,764
Life Sciences Tools & Services	374,080	—	—	374,080
Machinery	4,281,214	—	—	4,281,214
Marine	310,278	—	—	310,278
Media	5,004,963	—	—	5,004,963
Metals & Mining	6,743,701	—	—	6,743,701
Multi-Utilities	3,055,078	—	—	3,055,078
Multiline Retail	719,682	—	—	719,682
Office Electronics	607,701	—	—	607,701
Oil, Gas & Consumable Fuels	18,204,306	—	—	18,204,306
Paper & Forest Products	831,603	—	—	831,603
Personal Products	892,311	—	—	892,311
Pharmaceuticals	12,892,198	—	—	12,892,198
Professional Services	923,064	—	—	923,064
Real Estate Investment Trusts (REITs)	4,130,190	—	—	4,130,190
Real Estate Management & Development	8,358,709	—	—	8,358,709
Road & Rail	3,489,001	—	—	3,489,001
Semiconductors & Semiconductor Equipment	2,420,778	—	—	2,420,778
Software	3,472,186	—	—	3,472,186
Specialty Retail	2,499,016	—	—	2,499,016
Textiles, Apparel & Luxury Goods	1,929,976	—	—	1,929,976
Thrifts & Mortgage Finance	62,304	—	—	62,304
Tobacco	4,371,725	—	—	4,371,725
Trading Companies & Distributors	1,821,054	—	—	1,821,054
Transportation Infrastructure	385,145	—	—	385,145

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Wireless Telecommunication Services	$3,411,356	$—	$—	$3,411,356
Total Common Stocks	203,933,025	—	—	203,933,025
Commodity Linked Securities	—	12,088,789	—	12,088,789
Investment Companies	3,554,968	—	—	3,554,968
Rights	—	406	—	406
Fixed Income Securities
Corporate Bonds	—	41,683,429	—	41,683,429
Sovereign	—	90,687,912	—	90,687,912
Municipal Bonds	—	731,163	—	731,163
Agency Fixed Rate Mortgages	—	21,875,517	—	21,875,517
Asset-Backed Securities	—	2,665,177	—	2,665,177
U.S. Treasury Securities	—	24,379,860	—	24,379,860
Mortgage — Other	—	975,937	—	975,937
Commercial Mortgage Backed Securities	—	1,062,748	—	1,062,748
Total Fixed Income Securities	$—	$184,061,743	$—	$184,061,743
Short-Term Investments
U.S. Treasury Securities	—	9,938,768	—	9,938,768
Investment Company	31,600,798	—	—	31,600,798
Total Short-Term Investments	31,600,798	9,938,768	—	41,539,566
Foreign Currency Exchange Contracts	—	584,297	—	584,297
Futures Contracts	2,220,475	—	—	2,220,475
Interest Rate Swap Agreements	—	614,524	—	614,524
Total Return Swap Agreements	—	1,796,332	—	1,796,332
Total Assets	241,309,266	209,084,859	—	450,394,125
Liabilities:
Foreign Currency Exchange Contracts	—	(634,081)	—	(634,081)
Futures Contracts	(884,215)	—	—	(884,215)
Interest Rate Swap Agreements	—	(535,129)	—	(535,129)
Total Return Swap Agreements	—	(741,375)	—	(741,375)
Total Liabilities	(884,215)	(1,910,585)	—	(2,794,800)
Total	$240,425,051	$207,174,274	$—	$447,599,325

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2012, securities with a total value of $95,033,999 transferred from Level 2 to Level 1. At July 31, 2011, the fair market values of certain securities were adjusted due to

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Notes to Financial Statements  ■  July 31, 2012 continued

developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contract") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund's currency risks involves the risk of

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Notes to Financial Statements  ■  July 31, 2012 continued

mismatching the Fund's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the term of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or (loss). The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Swaps An over-the-counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency

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Notes to Financial Statements  ■  July 31, 2012 continued

exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of July 31, 2012.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$236,821	†	Variation margin	$(812,160)
	Unrealized appreciation on open swap agreements	614,524		Unrealized depreciation on open swap agreements	(535,129)
Foreign Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	584,297		Unrealized depreciation on open foreign currency exchange contracts	(634,081)
Equity Risk	Variation margin Unrealized appreciation on open swap agreements	1,983,654 1,796,332	†	Variation margin Unrealized depreciation on open swap agreements	(72,055 (741,375))
		$5,215,628			$(2,794,800)

†  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended July 31, 2012 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$(5,015,704)	—	$(2,551,618)
Foreign Currency Risk	—	$1,104,200	—
Equity Risk	3,465,211	—	(5,192,110)
Total	$(1,550,493)	$1,104,200	$(7,743,728)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$301,057	—	$792,258
Foreign Currency Risk	—	$(803,192)	—
Equity Risk	2,151,846	—	1,054,957
Total	$2,452,903	$(803,192)	$1,847,215

For the year ended July 31, 2012, the average monthly original value of futures contracts was $172,165,309, the average monthly notional value of swap agreements was $150,841,643 and the average monthly principal amount of foreign currency exchange contracts was $161,056,086.

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

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Notes to Financial Statements  ■  July 31, 2012 continued

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,837,000 at July 31, 2012.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.00% of the average daily net assets of Class A shares or Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended July 31, 2012, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2012, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $9,281, $15,569 and $3,004, respectively, and received $50,178 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended July 31, 2012, aggregated $362,966,789 and $476,712,957, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $170,782,163 and $170,236,043, respectively.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended July 31, 2012, advisory fees paid were reduced by $54,925 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended July 31, 2012 is as follows:

VALUE JULY 31, 2011	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JULY 31, 2012
$40,758,101	$211,427,001	$220,584,304	$53,772	$31,600,798

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor for the year ended July 31, 2012:

VALUE JULY 31, 2011	PURCHASES AT COST	SALES	REALIZED GAIN	DIVIDEND/ INTEREST INCOME	VALUE JULY 31, 2012
$2,451,201	$1,796,809	$2,962,800	$179,579	$108,026	$1,517,773

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended July 31, 2012, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $4,238. At July 31, 2012, the Fund had an accrued pension liability of $65,028, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received

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Notes to Financial Statements  ■  July 31, 2012 continued

from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may invest in structured investments, which involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because the Fund is relying on the creditworthiness of such counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2012		FOR THE YEAR ENDED JULY 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	453,243	$6,976,703	1,186,337	$20,370,023
Conversion from Class B	777,639	11,829,573	1,064,787	17,997,024
Reinvestment of dividends and distributions	2,062,323	28,934,386	4,315,526	68,314,776
Redeemed	(6,657,785)	(100,879,371)	(5,728,042)	(97,173,000)
Net increase (decrease) — Class A	(3,364,580)	(53,138,709)	838,608	9,508,823
CLASS B SHARES
Sold	59,519	912,345	170,638	2,924,036
Conversion to Class A	(773,814)	(11,829,573)	(1,059,825)	(17,997,024)
Reinvestment of dividends and distributions	115,006	1,628,491	439,740	7,013,859
Redeemed	(418,408)	(6,415,888)	(804,055)	(13,970,971)
Net decrease — Class B	(1,017,697)	(15,704,625)	(1,253,502)	(22,030,100)
CLASS C SHARES
Sold	113,788	1,722,194	272,489	4,663,812
Reinvestment of dividends and distributions	190,666	2,655,977	395,595	6,234,588
Redeemed	(581,767)	(8,741,065)	(448,643)	(7,564,471)
Net increase (decrease) — Class C	(277,313)	(4,362,894)	219,441	3,333,929
CLASS I SHARES
Sold	163,895	2,461,252	508,455	8,796,516
Reinvestment of dividends and distributions	120,611	1,695,796	273,430	4,336,592
Redeemed	(361,831)	(5,562,953)	(675,080)	(11,046,865)
Net increase (decrease) — Class I	(77,325)	(1,405,905)	106,805	2,086,243
Net decrease in Fund	(4,736,915)	$(74,612,133)	(88,648)	$(7,101,105)

Effective the close of business on May 16, 2012, Class B shares were closed for purchases by new investors.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "interest expense" and penalties in ''other expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended July 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2012 and 2011 was as follows:

2012 DISTRIBUTIONS PAID FROM:		2011 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$26,381,322	$9,500,955	$9,018,539	$79,890,968

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to non-deductible merger expenses, foreign currency gains, losses on paydowns and swaps and tax adjustments on passive foreign investment companies, real estate investment trusts and debt securities sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at July 31, 2012:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$(526,849)	$585,217	$(58,368)

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

At July 31, 2012, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$10,437,089	$9,700,758

At July 31, 2012, the aggregate cost for federal income tax purposes is $441,213,089. The aggregate gross unrealized appreciation is $29,481,836 and the aggregate gross unrealized depreciation is $25,516,428 resulting in net unrealized appreciation of $3,965,408.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

10. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

11. Accounting Pronouncement

In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2012 continued

12. Subsequent Event

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization by and between the Fund and Morgan Stanley Institutional Fund Trust, on behalf of its series Global Strategist Portfolio, formerly Balanced Portfolio ("Global Strategist"), pursuant to which substantially all of the assets of the Fund would be combined with those of Global Strategist and shareholders of the Fund would become shareholders of Global Strategist, receiving shares of Global Strategist equal to the value of their holdings in the Fund (the "Reorganization"). Each shareholder of the Fund would receive the Class of shares of Global Strategist that corresponds to the Class of shares of the Fund currently held by that shareholder. The Reorganization is subject to the approval of shareholders of the Fund at a special meeting of shareholders scheduled to be held during the third quarter of 2012.

Morgan Stanley Global Strategist Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JULY 31,
	2012		2011		2010^		2009^		2008^
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.71		$17.33		$16.23		$18.07		$20.57
Income (loss) from investment operations:
Net investment income(1)	0.25		0.25		0.21		0.25		0.45
Net realized and unrealized gain (loss)	(0.50)		1.87		1.17		(1.74)		(1.23)
Total income (loss) from investment operations	(0.25)		2.12		1.38		(1.49)		(0.78)
Less dividends and distributions from:
Net investment income	(0.40)		(0.12)		(0.28)		(0.30)		(0.49)
Net realized gain	(0.77)		(2.62)		—		(0.05)		(1.23)
Total dividends and distributions	(1.17)		(2.74)		(0.28)		(0.35)		(1.72)
Net asset value, end of period	$15.29		$16.71		$17.33		$16.23		$18.07
Total Return(2)	(0.88)%		13.13%		8.52%		(8.06)%		(4.27)%
Ratios to Average Net Assets(3):
Net expenses	1.03	%(4)	0.96	%(4)	0.91	%(4)	0.95	%(4)	0.90	%(4)
Net investment income	1.66	%(4)	1.47	%(4)	1.24	%(4)	1.64	%(4)	2.30	%(4)
Rebate from Morgan Stanley affiliate	0.01%		0.02%		0.03%		0.02%		0.02%
Supplemental Data:
Net assets, end of period, in thousands	$367,160		$457,333		$459,742		$457,914		$504,350
Portfolio turnover rate	81%		123%		173%		83%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2012		2011		2010^		2009^		2008^
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.76		$17.42		$16.30		$18.14		$20.63
Income (loss) from investment operations:
Net investment income(1)	0.14		0.12		0.08		0.14		0.30
Net realized and unrealized gain (loss)	(0.50)		1.88		1.18		(1.75)		(1.23)
Total income (loss) from investment operations	(0.36)		2.00		1.26		(1.61)		(0.93)
Less dividends and distributions from:
Net investment income	(0.27)		(0.04)		(0.14)		(0.18)		(0.33)
Net realized gain	(0.77)		(2.62)		—		(0.05)		(1.23)
Total dividends and distributions	(1.04)		(2.66)		(0.14)		(0.23)		(1.56)
Net asset value, end of period	$15.36		$16.76		$17.42		$16.30		$18.14
Total Return(2)	(1.61)%		12.28%		7.74%		(8.77)%		(5.02)%
Ratios to Average Net Assets(3):
Net expenses	1.78	%(4)	1.71	%(4)	1.66	%(4)	1.70	%(4)	1.66	%(4)
Net investment income	0.91	%(4)	0.72	%(4)	0.49	%(4)	0.89	%(4)	1.54	%(4)
Rebate from Morgan Stanley affiliate	0.01%		0.02%		0.03%		0.02%		0.02%
Supplemental Data:
Net assets, end of period, in thousands	$15,879		$34,374		$57,559		$90,105		$175,410
Portfolio turnover rate	81%		123%		173%		83%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2012		2011		2010^		2009^		2008^
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.55		$17.24		$16.15		$17.99		$20.48
Income (loss) from investment operations:
Net investment income(1)	0.14		0.12		0.08		0.14		0.30
Net realized and unrealized gain (loss)	(0.49)		1.86		1.16		(1.74)		(1.22)
Total income (loss) from investment operations	(0.35)		1.98		1.24		(1.60)		(0.92)
Less dividends and distributions from:
Net investment income	(0.32)		(0.05)		(0.15)		(0.19)		(0.34)
Net realized gain	(0.77)		(2.62)		—		(0.05)		(1.23)
Total dividends and distributions	(1.09)		(2.67)		(0.15)		(0.24)		(1.57)
Net asset value, end of period	$15.11		$16.55		$17.24		$16.15		$17.99
Total Return(2)	(1.55)%		12.23%		7.76%		(8.78)%		(4.94)%
Ratios to Average Net Assets(3):
Net expenses	1.75	%(4)	1.71	%(4)	1.66	%(4)	1.70	%(4)	1.64	%(4)(5)
Net investment income	0.94	%(4)	0.72	%(4)	0.49	%(4)	0.89	%(4)	1.56	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.02%		0.03%		0.02%		0.02%
Supplemental Data:
Net assets, end of period, in thousands	$35,442		$43,411		$41,439		$40,203		$44,664
Portfolio turnover rate	81%		123%		173%		83%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been 1.65 % and 1.55 % respectively.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2012		2011		2010^		2009^		2008^
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.76		$17.35		$16.25		$18.10		$20.59
Income (loss) from investment operations:
Net investment income(1)	0.29		0.30		0.25		0.29		0.51
Net realized and unrealized gain (loss)	(0.51)		1.87		1.17		(1.75)		(1.23)
Total income (loss) from investment operations	(0.22)		2.17		1.42		(1.46)		(0.72)
Less dividends and distributions from:
Net investment income	(0.42)		(0.14)		(0.32)		(0.34)		(0.54)
Net realized gain	(0.77)		(2.62)		—		(0.05)		(1.23)
Total dividends and distributions	(1.19)		(2.76)		(0.32)		(0.39)		(1.77)
Net asset value, end of period	$15.35		$16.76		$17.35		$16.25		$18.10
Total Return(2)	(0.63)%		13.38%		8.84%		(7.86)%		(4.02)%
Ratios to Average Net Assets(3):
Net expenses	0.78	%(4)	0.71	%(4)	0.66	%(4)	0.70	%(4)	0.66	%(4)
Net investment income	1.91	%(4)	1.72	%(4)	1.49	%(4)	1.89	%(4)	2.54	%(4)
Rebate from Morgan Stanley affiliate	0.01%		0.02%		0.03%		0.02%		0.02%
Supplemental Data:
Net assets, end of period, in thousands	$23,655		$27,116		$26,228		$26,901		$27,823
Portfolio turnover rate	81%		123%		173%		83%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Global Strategist Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Strategist Fund (the "Fund"), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years ended July 31, 2010 were audited by another independent registered public accounting firm whose report, dated September 29, 2010, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Strategist Fund as of July 31, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 21, 2012

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies,

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	102	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Member of the American Lung Association's President's Council.

Michael Bozic (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of various Morgan Stanley Funds (since April 1994); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	104	Director of various business organizations.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Kathleen A. Dennis (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	102	Director of various non-profit organizations.

Dr. Manuel H. Johnson (63) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	104	Director of NVR, Inc. (home construction).

Joseph J. Kearns (70) c/o Kearns & Associates LLC PMB754 22631 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	105	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	102	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (76) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006).	104	None.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	102	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (80) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	105	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (64) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	103	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2011) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Arthur Lev (51) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Equity and Fixed Income Funds	Since June 2011	President and Principal Executive Officer (since June 2011) of the Equity and Fixed Income Funds in the Fund Complex; Head of the Long Only Business of Morgan Stanley Investment Management (since February 2011); Managing Director of the Adviser and various entities affiliated with the Adviser (since December 2006). Formerly, Chief Strategy Officer of Morgan Stanley Investment Management Traditional Asset Management business (November 2010-February 2011); General Counsel of Morgan Stanley Investment Management (December 2006-October 2010); Partner and General Counsel of FrontPoint Partners LLC (July 2002-December 2006); Managing Director and General Counsel of Morgan Stanley Investment Management (May 2000-June 2002).

Mary Ann Picciotto (39) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010	Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds (since May 2010); Chief Compliance Officer of the Adviser (since April 2007).

Stefanie V. Chang Yu (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since December 1997).

Francis J. Smith (47) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of various Morgan Stanley Funds (since July 2003).

Mary E. Mullin (45) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  Each officer serves an indefinite term, until his or her successor is elected.

Morgan Stanley Global Strategist Fund

2012 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended July 31, 2012. For corporate shareholders, 8.40% of the dividends qualified for the dividend received deduction. The Fund designated and paid $9,500,955 as a long-term capital gain distribution.
For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended July 31, 2012. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $6,812,176 as taxable at this lower rate.
During the taxable year ended July 31, 2012, the Fund intends to pass through foreign tax credits of $349,085, and has derived income of $4,609,252 from sources within foreign countries.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2012

	Registrant			Covered Entities(1)
Audit Fees		$42,075		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$(2)
Tax Fees		$5,254	(3)	$197,626	(4)
All Other Fees	$			$1,148,453
Total Non-Audit Fees		$5,254		$1,346,079

Total		$47,329		$1,346,079

2011

	Registrant			Covered Entities(1)
Audit Fees		$42,075		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,501,000	(2)
Tax Fees		$5,254	(3)	$1,350,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$5,254		$7,851,000

Total		$47,329		$7,851,000

N/A- Not applicable, as not required by Item 4.

(1)          Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)          Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)          All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Strategist Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 19, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 19, 2012